UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 8/31/14

Item 1. Schedule of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 46.7%
Aerospace & Defense 0.6%
[a,b]B/E Aerospace Inc.	United States	15,366	$1,302,115
[b]The Boeing Co.	United States	2,201	279,087
General Dynamics Corp.	United States	2,635	324,763
[b]TransDigm Group Inc.	United States	5,213	979,992
			2,885,957
Air Freight & Logistics 0.7%
[b]FedEx Corp.	United States	9,214	1,362,566
[b]United Parcel Service Inc., B	United States	17,605	1,713,495
			3,076,061
Airlines 1.0%
[a]Air Canada, B	Canada	11,930	93,153
[b]American Airlines Group Inc.	United States	26,579	1,034,189
[a,c,d]AMR Corp., Contingent Distribution	United States	3,268	—
[b]Delta Air Lines Inc.	United States	50,099	1,982,918
Deutsche Lufthansa AG	Germany	12,094	209,364
[a]United Continental Holdings Inc.	United States	27,727	1,320,083
			4,639,707
Auto Components 0.0%†
Cie Generale des Etablissements Michelin	France	1,904	210,524
[a]TRW Automotive Holdings Corp.	United States	150	14,444
			224,968
Automobiles 0.3%
General Motors Co.	United States	16,657	579,664
[b]Harley-Davidson Inc.	United States	11,850	753,186
Toyota Motor Corp., ADR	Japan	123	14,061
			1,346,911
Banks 0.7%
[a]Banca Monte dei Paschi di Siena SpA	Italy	76,768	114,790
[a]Banca Popolare dell'Emilia Romagna SC	Italy	14,980	125,676
[a]Banca Popolare di Milano Scarl	Italy	208,241	165,677
[a]Banco Popolare SC	Italy	10,963	170,986
[b]Citigroup Inc.	United States	2,676	138,215
[a]Commerzbank AG	Germany	38,213	578,422
Danske Bank AS	Denmark	17,226	484,366
HSBC Holdings PLC, ADR	United Kingdom	146	7,893
Intesa Sanpaolo SpA	Italy	30,172	78,695
[b]Wells Fargo & Co.	United States	23,088	1,187,647
			3,052,367
Beverages 1.2%
[b]Anheuser-Busch InBev NV, ADR	Belgium	20,800	2,325,024
[b]Brown-Forman Corp., B	United States	9,583	887,961
[a,b]Constellation Brands Inc., A	United States	13,604	1,184,772
Cott Corp.	Canada	12,060	90,450
[b]Diageo PLC, ADR	United Kingdom	9,761	1,170,051
			5,658,258
Biotechnology 3.4%
[a]ACADIA Pharmaceuticals Inc.	United States	9,858	236,395
[a,b]Acceleron Pharma Inc.	United States	547	14,698
[a]Acorda Therapeutics Inc.	United States	2,895	94,319
[a,b]Agios Pharmaceuticals Inc.	United States	1,367	63,183
[a]Akebia Therapeutics Inc.	United States	1,888	42,499
[a]Alder Biopharmaceuticals Inc.	United States	1,041	17,739

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a,b]Alexion Pharmaceuticals Inc.	United States	7,899	$1,337,222
[a,b]Alnylam Pharmaceuticals Inc.	United States	8,391	584,601
[a]Amicus Therapeutics Inc.	United States	1,406	10,109
[a]Applied Genetic Technologies Corp.	United States	7,102	121,444
[a]Auspex Pharmaceuticals Inc.	United States	2,306	53,015
[a]Avalanche Biotechnologies Inc.	United States	847	25,097
[a]BioCryst Pharmaceuticals Inc.	United States	3,522	47,547
[a,b]Biogen Idec Inc.	United States	3,366	1,154,673
[a,b]BioMarin Pharmaceutical Inc.	United States	19,415	1,382,736
[a]Bluebird Bio Inc.	United States	4,887	195,529
[a]Cara Therapeutics Inc.	United States	2,414	24,671
[a,b]Celgene Corp.	United States	10,414	989,538
[a,b]Celldex Therapeutics Inc.	United States	28,428	452,289
[a]Chimerix Inc.	United States	4,173	106,578
[a]Dyax Corp.	United States	13,953	142,460
[a]Eagle Pharmaceuticals Inc.	United States	5,481	69,061
[a]Fibrocell Science Inc.	United States	18,623	59,594
[a]Flexion Therapeutics Inc.	United States	908	12,458
[a,b]Gilead Sciences Inc.	United States	6,970	749,833
[a,b]Incyte Corp. Ltd.	United States	17,378	941,888
[a]Insmed Inc.	United States	5,544	77,228
[a,b]Intercept Pharmaceuticals Inc.	United States	3,361	973,749
[a,b]InterMune Inc.	United States	10,503	771,445
[a,b]Isis Pharmaceuticals Inc.	United States	16,004	652,323
[a]Kindred Biosciences Inc.	United States	10,917	119,104
[a]Kite Pharma Inc.	United States	844	23,860
[a,b]KYTHERA Biopharmaceuticals Inc.	United States	1,961	73,753
[a]Loxo Oncology Inc.	United States	1,055	13,725
[a]MacroGenics Inc.	United States	976	20,847
[a]Medivation Inc.	United States	3,302	301,340
[a]Merrimack Pharmaceuticals Inc.	United States	33,041	230,626
[a]Otonomy Inc.	United States	9,748	194,180
[a,b]OvaScience Inc.	United States	10,135	136,924
[a]Portola Pharmaceuticals Inc.	United States	7,034	196,178
[a]Prothena Corp. PLC	Ireland	5,141	117,729
[a]Receptos Inc.	United States	2,518	128,796
[a]Regulus Therapeutics Inc.	United States	3,540	24,355
[a]Retrophin Inc.	United States	3,467	47,429
[a,b]Sangamo BioSciences Inc.	United States	14,594	208,694
[a]Sarepta Therapeutics Inc.	United States	4,508	103,368
[a,b]Synta Pharmaceuticals Corp.	United States	28,797	115,188
[a,b]Targacept Inc.	United States	6,074	16,764
[a]TG Therapeutics Inc.	United States	4,487	38,050
[a]Ultragenyx Pharmaceutical Inc.	United States	6,070	323,895
[a]United Therapeutics Corp.	United States	2,048	241,316
[a]Verastem Inc.	United States	4,253	37,044
[a]Versartis Inc.	United States	527	12,121
[a,b]Vertex Pharmaceuticals Inc.	United States	12,647	1,183,380
[a]Zafgen Inc.	United States	1,687	35,326
[a]ZIOPHARM Oncology Inc.	United States	16,230	52,423
			15,400,336
Building Products 0.4%
[b]Fortune Brands Home & Security Inc.	United States	29,598	1,278,930
Masco Corp.	United States	19,865	466,231
			1,745,161
Capital Markets 0.4%
[b]The Charles Schwab Corp.	United States	18,880	538,269
Lazard Ltd., A	United States	13,371	730,859

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Capital Markets (continued)
[a,b]NorthStar Asset Management Group Inc.	United States	34,014	$628,919
SEI Investments Co.	United States	3,500	132,632
			2,030,679
Chemicals 2.1%
[b]Air Products & Chemicals Inc.	United States	16,883	2,248,984
Akzo Nobel NV	Netherlands	15,438	1,091,123
The Dow Chemical Co.	United States	1,156	61,904
[b]Ecolab Inc.	United States	9,819	1,127,418
LyondellBasell Industries NV, A	United States	5,518	630,983
[b]Monsanto Co.	United States	3,201	370,196
Rockwood Holdings Inc.	United States	437	35,388
[b]The Sherwin-Williams Co.	United States	5,487	1,196,769
Tronox Ltd., A	United States	500	15,180
Westlake Chemical Corp.	United States	5,071	492,546
[a,b]WR Grace & Co.	United States	23,089	2,286,504
			9,556,995
Commercial Services & Supplies 0.7%
Edenred	France	18,622	552,254
[a]Metalico Inc.	United States	114,883	139,009
Mitie Group PLC	United Kingdom	55,528	291,117
Tyco International Ltd.	United States	49,388	2,203,693
West Corp.	United States	2,770	82,158
			3,268,231
Communications Equipment 0.4%
[a]Aruba Networks Inc.	United States	17,415	371,810
Cisco Systems Inc.	United States	3,559	88,940
[a,b]F5 Networks Inc.	United States	3,465	430,318
[b]Juniper Networks Inc.	United States	5,515	127,893
[a]Ruckus Wireless Inc.	United States	11,500	159,965
[a]Sonus Networks Inc.	United States	32,900	124,033
[a]Ubiquiti Networks Inc.	United States	8,300	376,488
			1,679,447
Construction & Engineering 0.2%
Fluor Corp.	United States	11,257	831,780
Foster Wheeler AG	Switzerland	6,784	221,430
			1,053,210
Construction Materials 0.1%
HeidelbergCement AG	Germany	2,831	213,592
[a]Holcim Ltd.	Switzerland	4,660	370,546
			584,138
Consumer Finance 0.0%†
[a]Ally Financial Inc.	United States	1,737	42,730
Containers & Packaging 0.1%
[b]Ball Corp.	United States	1,825	116,983
[a]Crown Holdings Inc.	United States	1,805	87,127
[a]Graphic Packaging Holding Co.	United States	14,695	187,949
			392,059
Diversified Consumer Services 0.0%†
[a]Cambian Group PLC	United Kingdom	8,649	30,943

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Diversified Consumer Services (continued)
Sotheby's	United States	4,552	$185,767
			216,710
Diversified Financial Services 0.5%
[a]ING Groep NV	Netherlands	47,379	651,488
[b]Moody's Corp.	United States	12,383	1,158,677
[a]MSCI Inc.	United States	9,110	420,335
			2,230,500
Diversified Telecommunication Services 0.6%
[a]Koninklijke KPN NV	Netherlands	289,511	960,522
Telecom Italia SpA	Italy	137,677	126,631
[a]tw telecom Inc.	United States	450	18,466
[a]Ziggo NV	Netherlands	29,998	1,426,862
			2,532,481
Electrical Equipment 0.3%
[b]General Cable Corp.	United States	9,107	195,527
Nidec Corp.	Japan	7,900	503,635
[b]Rockwell Automation Inc.	United States	5,420	632,026
			1,331,188
Electronic Equipment, Instruments & Components 0.2%
[a]Flextronics International Ltd.	Singapore	1,150	12,696
Sunny Optical Technology Group Co. Ltd.	China	175,000	238,450
TE Connectivity Ltd.	United States	8,400	526,512
			777,658
Energy Equipment & Services 0.5%
CARBO Ceramics Inc.	United States	4,250	457,257
[a]Dresser-Rand Group Inc.	United States	3,686	255,440
[b]Helmerich & Payne Inc.	United States	7,951	835,253
Schlumberger Ltd.	United States	8,491	930,953
			2,478,903
Food & Staples Retailing 0.6%
[b]Costco Wholesale Corp.	United States	16,455	1,992,371
CVS Caremark Corp.	United States	593	47,114
[b]Safeway Inc.	United States	22,647	787,663
Wal-Mart Stores Inc.	United States	405	30,577
			2,857,725
Food Products 0.6%
[a]Chiquita Brands International Inc.	United States	797	11,078
Cranswick PLC	United Kingdom	12,128	267,180
[a]Diamond Foods Inc.	United States	7,223	199,138
Greencore Group PLC	Ireland	45,528	201,277
Lindt & Spruengli AG	Switzerland	19	1,190,540
Mondelez International Inc.	United States	22,749	823,286
[a,b]The WhiteWave Foods Co., A	United States	3,317	116,162
			2,808,661
Gas Utilities 0.0%†
Tokyo Gas Co. Ltd., ADR	Japan	362	8,199
Health Care Equipment & Supplies 1.1%
[b]Becton Dickinson and Co.	United States	6,684	783,164
The Cooper Cos Inc.	United States	680	110,861
Covidien PLC	United States	26,192	2,274,251
[a,b]Derma Sciences Inc.	United States	10,080	85,378

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Health Care Equipment & Supplies (continued)
[a]GenMark Diagnostics Inc.	United States	19,684	$211,603
[a,b]Hologic Inc.	United States	4,033	100,301
[a]Innocoll AG, ADR	Germany	2,953	24,982
[a]InspireMD Inc.	United Kingdom	17,279	40,951
Medtronic Inc.	United States	15,043	960,496
[a]Novadaq Technologies Inc.	Canada	9,870	128,902
Smith & Nephew PLC, ADR	United Kingdom	441	38,323
[a]Tandem Diabetes Care Inc.	United States	706	9,990
[a]Tornier NV	United States	2,247	48,580
			4,817,782
Health Care Providers & Services 1.6%
[a]Acadia Healthcare Co. Inc.	United States	5,892	301,729
Celesio AG	Germany	31,463	1,068,665
[a,b]Centene Corp.	United States	5,495	429,324
[b]Cigna Corp.	United States	3,653	345,574
[a]Community Health Systems Inc.	United States	27,875	1,087
[a,b]DaVita HealthCare Partners Inc.	United States	3,463	258,617
[a]Envision Healthcare Holdings Inc.	United States	7,718	282,170
[a,b]HCA Holdings Inc.	United States	26,899	1,878,088
[a]Healthways Inc.	United States	16,424	286,763
McKesson Corp.	United States	3,072	599,132
[a]Molina Healthcare Inc.	United States	3,610	172,702
Omnicare Inc.	United States	2,858	182,255
[a,b]Premier Inc., A	United States	2,184	68,971
Quest Diagnostics Inc.	United States	4,209	266,051
Rhoen Klinikum AG	Germany	9,036	282,813
[b]UnitedHealth Group Inc.	United States	2,407	208,639
[b]Universal Health Services Inc., B	United States	6,206	710,215
			7,342,795
Health Care Technology 0.0%†
[a]Castlight Health Inc.	United States	332	3,954
[a]Imprivata Inc.	United States	126	1,846
[a]IMS Health Holdings Inc.	United States	4,520	126,108
			131,908
Hotels, Restaurants & Leisure 1.7%
[a]Buffalo Wild Wings Inc.	United States	3,161	467,038
Compass Group PLC	United Kingdom	4,362	70,931
[b]Domino's Pizza Inc.	United States	15,402	1,162,081
Extended Stay America Inc.	United States	11,394	271,861
[b]International Game Technology	United States	38,840	654,842
[a]La Quinta Holdings Inc.	United States	7,731	152,687
[a]Life Time Fitness Inc.	United States	3,364	155,080
Marriott International Inc., A	United States	15,667	1,087,290
SeaWorld Entertainment Inc.	United States	9,534	198,212
[b]Starbucks Corp.	United States	4,932	383,759
Starwood Hotels & Resorts Worldwide Inc.	United States	92	7,778
Tim Hortons Inc.	United States	11,122	894,654
[b]Wyndham Worldwide Corp.	United States	26,055	2,108,892
Wynn Macau Ltd.	China	13,200	50,585
Wynn Resorts Ltd.	United States	1,354	261,159
			7,926,849
Household Durables 1.1%
Lennar Corp., A	United States	29,958	1,173,754
MDC Holdings Inc.	United States	6,551	190,045
[a]Meritage Homes Corp.	United States	2,120	87,492

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Household Durables (continued)
[a]Mohawk Industries Inc.	United States	4,387	$640,590
[a,b]NVR Inc.	United States	911	1,068,776
[b]The Ryland Group Inc.	United States	35,142	1,303,768
[a,b]Tempur Sealy International Inc.	United States	6,001	351,179
			4,815,604
Household Products 0.2%
Church & Dwight Co. Inc.	United States	6,272	428,001
[b]Colgate-Palmolive Co.	United States	9,006	582,959
			1,010,960
Independent Power Producers & Renewable Electricity Producers 0.1%
[a]Abengoa Yield PLC	United Kingdom	7,778	311,976
Industrial Conglomerates 0.2%
Danaher Corp.	United States	9,467	725,267
Siemens AG, ADR	Germany	154	19,296
			744,563
Insurance 0.1%
[b]American International Group Inc.	United States	7,607	426,448
Internet & Catalog Retail 0.6%
[a,b]Amazon.com Inc.	United States	1,205	408,544
Expedia Inc.	United States	2,300	197,570
[a,b]HomeAway Inc.	United States	10,725	356,070
[a,b]Priceline Group Inc.	United States	1,268	1,577,785
[a,b]TripAdvisor Inc.	United States	3,780	374,560
			2,914,529
Internet Software & Services 1.0%
[a,b]Akamai Technologies Inc.	United States	7,420	448,316
[a]Baidu Inc., ADR	China	2,302	493,825
[a]Bankrate Inc.	United States	19,015	266,971
[a]Benefitfocus Inc.	United States	2,300	75,946
[a]CoStar Group Inc.	United States	1,700	246,075
[a,b]eBay Inc.	United States	9,515	528,082
[a,b]Facebook Inc.	United States	6,296	471,067
[a,b]Google Inc., A	United States	365	212,561
[a,b]Google Inc., C	United States	465	265,794
[b]IAC/InterActiveCorp	United States	4,245	295,410
[a]Just Eat PLC	United Kingdom	45,716	198,844
[a]Marketo Inc.	United States	4,900	143,472
[a]Trulia Inc.	United States	133	8,197
[a]VeriSign Inc.	United States	5,340	304,781
[a]Xoom Corp.	United States	13,300	304,038
[a]Yelp Inc.	United States	3,895	321,026
			4,584,405
IT Services 2.3%
Accenture PLC, A	United States	8,560	693,874
[a]Alliance Data Systems Corp.	United States	1,745	461,797
[b]Automatic Data Processing Inc.	United States	10,785	900,332
[a]Cardtronics Inc.	United States	11,620	412,510
[a,b]Cognizant Technology Solutions Corp., A	United States	11,705	535,270
[a,b]EPAM Systems Inc.	United States	5,010	188,626
[a]Euronet Worldwide Inc.	United States	2,400	127,920
EVERTEC Inc.	United States	17,465	402,219
[a,b]ExlService Holdings Inc.	United States	28,485	776,786
[b]Forrester Research Inc.	United States	7,000	272,020

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
IT Services (continued)
[a]Gartner Inc.	United States	1,225	$91,373
[a]Genpact Ltd.	United States	30,490	530,526
[b]Global Payments Inc.	United States	6,200	450,864
[b]Heartland Payment Systems Inc.	United States	14,635	699,114
[a]InterXion Holding NV	Netherlands	1,379	38,047
[b]MasterCard Inc., A	United States	17,841	1,352,526
QIWI PLC, ADR	Russia	3,925	146,363
[a,b]Sapient Corp.	United States	27,295	396,050
[a,b]Vantiv Inc., A	United States	13,525	423,062
[a]VeriFone Systems Inc.	United States	4,745	165,695
[b]Visa Inc., A	United States	2,145	455,855
[a,b]WEX Inc.	United States	7,657	870,218
			10,391,047
Leisure Equipment & Products 0.3%
Brunswick Corp.	United States	16,524	710,532
[b]Polaris Industries Inc.	United States	5,300	770,514
			1,481,046
Life Sciences Tools & Services 0.3%
[a]Bruker Corp.	United States	5,617	112,677
[a]Fluidigm Corp.	United States	7,411	201,727
[a,b]Illumina Inc.	United States	3,620	649,283
[a,b]WuXi Pharmatech Cayman Inc., ADR	China	7,171	265,471
			1,229,158
Machinery 1.6%
[b]Allison Transmission Holdings Inc.	United States	48,481	1,487,397
Flowserve Corp.	United States	2,884	218,867
[b]Pall Corp.	United States	11,789	994,638
Parker Hannifin Corp.	United States	2,668	308,154
[b]The Timken Co.	United States	26,411	1,196,154
[b]The Toro Co.	United States	16,006	984,849
Trinity Industries Inc.	United States	16,717	808,769
Volvo AB, B	Sweden	84,662	1,010,844
Wartsila OY	Finland	5,529	277,954
			7,287,626
Marine 0.2%
[a]American Shipping ASA	Norway	8,218	66,031
Irish Continental Group PLC	Ireland	208,170	806,903
			872,934
Media 4.0%
[b]CBS Corp., B	United States	18,243	1,081,627
[b]Comcast Corp., A	United States	17,945	982,130
[a,b]DIRECTV	United States	28,033	2,423,453
[a]Discovery Communications Inc., A	United States	2,866	125,302
[a]Discovery Communications Inc., C	United States	2,866	123,152
[a,b]DISH Network Corp., A	United States	29,610	1,919,024
[b]Grupo Televisa SAB, ADR	Mexico	3,170	117,512
[a]Imax Corp.	Canada	9,125	252,945
[a]Liberty Global PLC, A	United Kingdom	21,150	923,621
[a]Liberty Global PLC, C	United Kingdom	13,214	554,063
[a,b]Liberty Media Corp., A	United States	10,806	531,979
[a,b]Liberty Media Corp., C	United States	25,198	1,221,347
[a]Markit Ltd.	United States	3,100	77,531
[b]Time Warner Cable Inc.	United States	14,715	2,176,790
[b]Time Warner Inc.	United States	42,160	3,247,585

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Media (continued)
[a,b]Tribune Media Co., A	United States	4,268	$325,648
[a,b]Tribune Publishing Co.	United States	1,231	23,635
[a]TVN SA	Poland	16,163	70,749
[b]The Walt Disney Co.	United States	21,070	1,893,772
			18,071,865
Metals & Mining 0.6%
[a]Century Aluminum Co.	United States	9,450	236,061
[a]Thompson Creek Metals Co. Inc.	United States	54,963	157,744
[a]ThyssenKrupp AG	Germany	79,299	2,201,129
			2,594,934
Multiline Retail 0.7%
[a]Dollar General Corp.	United States	15,218	973,800
Family Dollar Stores Inc.	United States	12,999	1,037,710
[b]Macy's Inc.	United States	19,229	1,197,774
			3,209,284
Oil, Gas & Consumable Fuels 1.2%
[b]Anadarko Petroleum Corp.	United States	3,651	411,431
[a]Athabasca Oil Corp.	Canada	99,442	724,345
DHT Holdings Inc.	United States	12,663	88,641
EnCana Corp.	Canada	22,796	525,610
Exxon Mobil Corp.	United States	318	31,628
Gaslog Partners LP	Monaco	3,556	118,521
Golar LNG Ltd.	Norway	1,877	118,251
Hess Corp.	United States	3,211	324,632
Kinder Morgan Inc.	United States	1,679	67,597
Marathon Petroleum Corp.	United States	9,472	862,047
Navios Maritime Acquisition	United States	17,259	59,889
[b]Occidental Petroleum Corp.	United States	9,213	955,665
[b]Pioneer Natural Resources Co.	United States	2,171	452,979
Statoil ASA, ADR	Norway	354	10,050
Valero Energy Corp.	United States	3,334	180,503
[b]The Williams Cos Inc.	United States	11,907	707,752
			5,639,541
Paper & Forest Products 0.3%
[a]Canfor Corp.	Canada	35,398	821,059
[a]KapStone Paper and Packaging Corp.	United States	2,795	85,918
[a]Louisiana-Pacific Corp.	United States	35,217	502,547
			1,409,524
Pharmaceuticals 2.9%
AbbVie Inc.	United States	4,613	255,007
[a]Actavis PLC	United States	12,999	2,950,513
[a]Aerie Pharmaceuticals Inc.	United States	2,479	40,606
Allergan Inc.	United States	18,095	2,961,790
[a,b]Aratana Therapeutics Inc.	United States	11,310	131,422
AstraZeneca PLC, ADR	United Kingdom	5,008	380,658
Bayer AG, ADR	Germany	131	17,593
[a]BioDelivery Sciences International Inc.	United States	7,818	125,088
[b]Bristol-Myers Squibb Co.	United States	10,780	546,007
[a]Catalent Inc.	United States	8,235	177,053
CFR Pharmaceuticals SA	Chile	1,153,545	399,089
Chugai Pharmaceutical Co. Ltd.	Japan	2,275	72,047
Eli Lilly & Co.	United States	927	58,920
[a]Flamel Technologies SA, ADR	France	7,729	115,935
GlaxoSmithKline PLC, ADR	United Kingdom	1,097	53,863

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[a]Intersect ENT Inc.	United States	296	$4,795
[a]Jazz Pharmaceuticals PLC	United States	1,885	307,104
Johnson & Johnson	United States	443	45,952
[a,b]The Medicines Co.	United States	9,657	247,316
[a]Mediwound Ltd.	Israel	1,897	13,848
[b]Merck & Co. Inc.	United States	7,037	422,994
[a]Mylan Inc.	United States	10,418	506,315
Novo Nordisk AS, ADR	Denmark	5,304	243,772
[a,b]Pacira Pharmaceuticals Inc.	United States	7,950	860,667
Perrigo Co. PLC	United States	1,724	256,428
Pfizer Inc.	United States	1,000	29,390
[a]Revance Therapeutics Inc.	United States	827	19,310
Roche Holding AG	Switzerland	3,103	904,823
Roche Holding AG, ADR	Switzerland	1,182	43,155
[a]Salix Pharmaceuticals Ltd.	United States	2,461	391,570
Sanofi, ADR	France	611	33,422
Shire PLC, ADR	Ireland	1,078	263,409
[a]Tetraphase Pharmaceuticals Inc.	United States	7,099	92,926
[a]Valeant Pharmaceuticals International Inc.	United States	3,245	380,638
[a,b]XenoPort Inc.	United States	4,799	24,379
[a]ZS Pharma Inc.	United States	1,055	42,506
			13,420,310
Professional Services 1.0%
[b]Equifax Inc.	United States	11,585	912,434
Experian PLC	United Kingdom	29,698	516,693
[a,b]Huron Consulting Group Inc.	United States	7,935	479,909
[b]ManpowerGroup Inc.	United States	6,520	505,822
Nielsen NV	United States	14,482	680,509
[b]Robert Half International Inc.	United States	10,460	525,196
SThree PLC	United Kingdom	70,547	408,448
[a]Verisk Analytics Inc., A	United States	2,335	149,884
[a]WageWorks Inc.	United States	8,350	344,521
			4,523,416
Real Estate Investment Trusts (REITs) 1.2%
Acadia Realty Trust	United States	4,599	132,543
American Realty Capital Properties Inc.	United States	6,146	80,881
AvalonBay Communities Inc.	United States	918	141,464
Columbia Property Trust Inc.	United States	1,415	36,323
[b]Crown Castle International Corp.	United States	10,448	830,721
[a]Equity Commonwealth	United States	4,668	125,476
[e]GLP J-REIT	Japan	94	112,480
[b]Mid-America Apartment Communities Inc.	United States	12,972	938,135
[b]NorthStar Realty Finance Corp.	United States	37,010	685,055
Post Properties Inc.	United States	654	35,983
Ryman Hospitality Properties Inc.	United States	5,479	272,580
[b]Spirit Realty Capital Inc.	United States	60,585	715,509
[b]Sunstone Hotel Investors Inc.	United States	16,786	244,572
[b]Tanger Factory Outlet Centers Inc.	United States	9,389	327,770
[b]Ventas Inc.	United States	5,535	364,092
[b]WP Carey Inc.	United States	9,574	653,713
			5,697,297
Real Estate Management & Development 0.3%
[a,b]CBRE Group Inc., A	United States	25,480	809,754
[a,b]Realogy Holdings Corp.	United States	9,949	405,621
			1,215,375

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Road & Rail 1.3%
Con-way Inc.	United States	5,994	$307,192
[a,b]Hertz Global Holdings Inc.	United States	63,383	1,872,968
JB Hunt Transport Services Inc.	United States	1,550	117,103
Ryder System Inc.	United States	7,991	721,907
[b]Union Pacific Corp.	United States	25,683	2,703,649
			5,722,819
Semiconductors & Semiconductor Equipment 1.4%
Applied Materials Inc.	United States	12,400	286,502
[a]Applied Micro Circuits Corp.	United States	31,515	266,932
ARM Holdings PLC	United Kingdom	8,875	143,064
Avago Technologies Ltd.	Singapore	8,960	735,527
[a]Freescale Semiconductor Ltd.	United States	16,800	353,640
Intel Corp.	United States	14,800	516,816
KLA-Tencor Corp.	United States	323	24,684
MediaTek Inc.	Taiwan	14,300	238,967
[a]NXP Semiconductors NV	Netherlands	43,843	3,004,122
[a]SK Hynix Inc.	South Korea	9,217	412,695
[a]Sumco Corp.	Japan	13,900	119,702
[a,b]SunEdison Inc.	United States	9,925	218,648
Texas Instruments Inc.	United States	396	19,079
			6,340,378
Software 1.0%
[b]Activision Blizzard Inc.	United States	17,165	404,064
[a,b]Adobe Systems Inc.	United States	13,660	982,154
[a,b]Aspen Technology Inc.	United States	4,377	179,851
[a,b]Citrix Systems Inc.	United States	1,010	70,963
[a,b]EnerNOC Inc.	United States	13,200	259,248
FactSet Research Systems Inc.	United States	2,500	318,500
[a]FleetMatics Group PLC	United States	4,200	137,844
[a]Guidewire Software Inc.	United States	3,220	146,671
[b]Intuit Inc.	United States	6,080	505,734
Microsoft Corp.	United States	8,040	365,257
[a,b]NetSuite Inc.	United States	2,350	205,954
[a]Qualys Inc.	United States	3,040	73,872
[a]Red Hat Inc.	United States	3,060	186,415
[a]Tableau Software Inc., A	United States	900	58,941
[a,b]Verint Systems Inc.	United States	6,620	331,861
[a]VMware Inc., A	United States	1,305	128,647
			4,355,976
Specialty Retail 1.0%
[b]Best Buy Co. Inc.	United States	24,678	786,981
[b]CST Brands Inc.	United States	9,627	335,405
[b]The Home Depot Inc.	United States	12,540	1,172,490
L Brands Inc.	United States	4,224	269,702
Lowe's Cos Inc.	United States	1,389	72,936
[b,f]The Men's Wearhouse Inc.	United States	10,236	553,051
Signet Jewelers Ltd.	United States	5,709	672,920
[b]Tiffany & Co.	United States	8,106	818,220
			4,681,705
Technology Hardware, Storage & Peripherals 0.8%
[b]Apple Inc.	United States	6,790	695,975
Canon Inc., ADR	Japan	125	4,084
EMC Corp.	United States	44,292	1,307,943
Hewlett-Packard Co.	United States	7,100	269,800
Lenovo Group Ltd.	China	220,000	336,101

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Technology Hardware, Storage & Peripherals (continued)
[a]Nimble Storage Inc.	United States	3,500	$94,640
Nokia OYJ, ADR	Finland	11,166	93,459
Nokia OYJ	Finland	24,211	203,439
[a]Stratasys Ltd.	United States	1,600	191,936
TCL Communication Technology Holdings Ltd.	China	82,000	101,679
Western Digital Corp.	United States	2,700	278,127
			3,577,183
Textiles, Apparel & Luxury Goods 0.2%
Cie Financiere Richemont SA	Switzerland	7,370	702,841
Coach Inc.	United States	2,749	101,246
Hermes International	France	304	104,594
			908,681
Thrifts & Mortgage Finance 0.1%
[a]Essent Group Ltd.	United States	7,141	150,390
[a]Federal Home Loan Mortgage Corp.	United States	25,379	96,948
[a]Federal National Mortgage Association	United States	30,305	117,886
[a]Meridian Bancorp Inc.	United States	3,500	37,030
			402,254
Tobacco 0.0%†
Altria Group Inc.	United States	538	23,177
British American Tobacco PLC, ADR	United Kingdom	77	9,118
Philip Morris International Inc.	United States	94	8,045
			40,340
Trading Companies & Distributors 0.0%†
Mitsubishi Corp., ADR	Japan	297	12,251
Mitsui & Co. Ltd., ADR	Japan	41	13,387
			25,638
Transportation Infrastructure 0.0%†
BBA Aviation PLC	United Kingdom	22,576	121,133
Groupe Eurotunnel SA	France	4,607	59,275
			180,408
Wireless Telecommunication Services 0.7%
[a,b]SBA Communications Corp., A	United States	15,078	1,662,953
SoftBank Corp.	Japan	14,783	1,066,473
[a]T-Mobile US Inc.	United States	6,479	194,888
TIM Participacoes SA, ADR	Brazil	10,459	292,643
Vodafone Group PLC, ADR	United Kingdom	576	19,780
			3,236,737

Total Common Stocks and Other Equity Interests (Cost $196,965,909)			213,422,535

Exchange Traded Funds 0.1%
iShares MSCI Germany ETF	Germany	7,436	215,049
WisdomTree Japan Hedged Equity Fund	Japan	4,450	221,966

Total Exchange Traded Funds (Cost $428,944)			437,015

Convertible Preferred Stocks 2.4%
Agriculture 0.1%
Bunge Ltd., cvt. pfd., 4.875%	United States	3,025	331,540
Diversified Telecommunication Services 0.0%†
Iridium Communications Inc., cvt. pfd., Series B, 6.75%	United States	350	123,420

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Convertible Preferred Stocks (continued)
Electric Utilities 0.1%
[b]NextEra Energy Inc., cvt. pfd., 5.889%	United States	10,000	$623,800
Energy Equipment & Services 0.1%
[b]McDermott International Inc., cvt. pfd., 6.25%	United States	21,495	550,057
Food Products 0.4%
Post Holdings Inc., cvt. pfd.,
[g]144A, 2.50%	United States	9,025	698,874
[g]144A, 3.75%	United States	3,850	355,124
[a,b]5.25%	United States	4,790	407,150
[b]Tyson Foods Inc., cvt. pfd., 4.75%	United States	9,928	498,683
			1,959,831
Health Care Providers & Services 0.1%
Amsurg Corp., cvt. pfd., Series A-1, 5.25%	United States	2,428	275,578
Metals & Mining 0.0%†
ArcelorMittal, cvt. pfd., 6.00%	Luxembourg	825	18,505
Multi-Utilities 0.3%
Dominion Resources Inc., cvt. pfd.,
[a]6.375%	United States	1,155	58,709
Series A, 6.125%	United States	137	7,775
[b]Series B, 6.00%	United States	25,750	1,480,882
			1,547,366
Oil, Gas & Consumable Fuels 0.8%
[g]Chesapeake Energy Corp., cvt. pfd., 144A, 5.75%	United States	17	20,485
[b]Energy XXI Bermuda Ltd., cvt. pfd., 5.625%	United States	3,013	707,113
[b]PetroQuest Energy Inc., cvt. pfd., Series B, 6.875%	United States	10,110	460,005
[a]Rex Energy Corp., cvt. pfd., 6.00%	United States	4,060	443,068
Sanchez Energy Corp., cvt. pfd., Series B, 6.50%	United States	16,600	1,429,094
[b]SandRidge Energy Inc., cvt. pfd., 7.00%	United States	3,910	378,293
			3,438,058
Real Estate Investment Trusts (REITs) 0.2%
Crown Castle International Corp., cvt. pfd., Series A, 4.50%	United States	828	86,888
EPR Properties, cvt. pfd., Series E, 9.00%	United States	1,197	37,818
Health Care REIT Inc., cvt. pfd., Series I, 6.50%	United States	330	20,104
iStar Financial Inc., cvt. pfd., Series J, 4.50%	United States	915	58,507
Ramco-Gershenson Properties Trust, cvt. pfd., Series D, 7.25%	United States	6,300	394,380
Weyerhaeuser Co., cvt. pfd., Series A, 6.375%	United States	2,210	127,649
			725,346
Specialty Retail 0.1%
[g]Barnes & Noble Inc., cvt. pfd., 144A, Series J, 7.75%	United States	285	411,593
Tobacco 0.2%
[b]Universal Corp., cvt. pfd., 6.75%	United States	705	846,705

Total Convertible Preferred Stocks (Cost $10,832,362)			10,851,799

Preferred Stocks 0.5%
Bank 0.0%†
[a]National Bank of Greece SA, pfd., Series A, 9.00%	Greece	1,363	25,815
Consumer Finance 0.0%†
[g]Ally Financial Inc., pfd., 144A, Series G, 7.00%	United States	105	106,093
Machinery 0.1%
MAN SE, pfd.	Germany	3,542	414,721

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares		Value
Preferred Stocks (continued)
Marine 0.2%
Seaspan Corp., pfd., senior, 6.375%	United States	23,200		$596,472
Thrifts & Mortgage Finance 0.2%
[a,b]Federal Home Loan Mortgage Corp., pfd., Series Z, 8.375%	United States	50,827		592,134
[a,b]Federal National Mortgage Association, pfd., Series S, 8.25%	United States	24,000		264,000
				856,134

Total Preferred Stocks (Cost $1,864,109)				1,999,235
		Principal Amount*
Convertible Bonds 11.2%
Aerospace & Defense 0.1%
[b]AAR Corp., senior note, Series B, 2.25%, 3/01/16	United States	530,000		559,150
Airlines 0.2%
[b]Hawaiian Holdings Inc., senior note, 5.00%, 3/15/16	United States	500,000		1,018,438
Automobiles 0.0%†
Ford Motor Co., senior note, 4.25%, 11/15/16	United States	20,000		40,575
Biotechnology 1.1%
Acorda Therapeutics Inc., senior note, 1.75%, 6/15/21	United States	665,000		686,612
[g]Aegerion Pharmaceuticals Inc., senior note, 144A, 2.00%, 8/15/19	United States	736,000		743,820
BioMarin Pharmaceutical Inc., senior sub. note,
0.75%, 10/15/18	United States	8,000		8,640
1.50%, 10/15/20	United States	48,000		53,550
[b]Corsicanto Ltd., senior bond, Series 2014, 3.50%, 1/15/32	Ireland	500,000		436,875
[b,g]Cubist Pharmaceuticals Inc., senior note, 144A, 1.875%, 9/01/20	United States	620,000		706,025
[g]Emergent Biosolutions Inc., senior note, 144A, 2.875%, 1/15/21	United States	30,000		32,663
Gilead Sciences Inc., senior note, Series D, 1.625%, 5/01/16	United States	18,000		84,994
InterMune Inc., senior note, 2.50%, 9/15/18	United States	300,000		692,625
[g]Ligand Pharmaceuticals Inc., senior note, 144A, 0.75%, 8/15/19	United States	400,000		397,750
[b,g]Orexigen Therapeutics Inc., senior note, 144A, 2.75%, 12/01/20	United States	395,000		395,494
Sequenom Inc., senior note, 5.00%, 10/01/17	United States	360,000		388,125
[b,g]Spectrum Pharmaceuticals Inc., senior note, 144A, 2.75%, 12/15/18	United States	510,000		532,312
				5,159,485
Building Products 0.1%
[b,g]Griffon Corp., sub. note, 144A, 4.00%, 1/15/17	United States	420,000		478,013
Capital Markets 0.6%
[h]The Bank of New York Mellon Luxembourg SA, FRN,
junior sub. bond, Series PRX, 0.00%,12/15/50	Luxembourg	100,000	EUR	92,634
[i]senior bond, Series BMPS, Reg S, 4.453%, 12/30/99	Luxembourg	200,000	EUR	124,826
[b,g]Cowen Group Inc., senior note, 144A, 3.00%, 3/15/19	United States	545,000		567,822
[g]New Mountain Finance Corp., senior note, 144A, 5.00%, 6/15/19	United States	350,000		361,594
[g]Prospect Capital Corp., senior note, 144A, 4.75%, 4/15/20	United States	1,530,000		1,507,050
[g]TCP Capital Corp., senior note, 144A, 5.25%, 12/15/19	United States	175,000		175,328
				2,829,254
Commercial Services & Supplies 0.2%
[b]Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	465,000		427,800
Cenveo Corp., senior note, 7.00%, 5/15/17	United States	335,000		366,197
				793,997
Communications Equipment 0.2%
[g]Ciena Corp., senior note, 144A, 3.75%, 10/15/18	United States	29,000		37,809
JDS Uniphase Corp., senior bond, 0.625%, 8/15/33	United States	150,000		149,625
[b,g]Palo Alto Networks Inc., senior note, zero coupon, 144A, 7/01/19	United States	450,000		472,781
[i]Telecom Italia Finance SA, sub. note, Series TIT, Reg S, 6.125%,
11/15/16	Italy	100,000	EUR	156,459
				816,674

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Convertible Bonds (continued)
Consumer Finance 0.1%
[g]Ezcorp Inc., senior note, 144A, 2.125%, 6/15/19	United States	575,000		$534,391
Construction and Engineering 0.1%
[i]Fomento de Construcciones y Contratas SA, sub. note, Reg S, 6.50%,
10/30/20	Spain	350,000	EUR	455,056
Diversified Consumer Services 0.1%
[b,g]Carriage Services Inc., sub. note, 144A, 2.75%, 3/15/21	United States	400,000		432,252
Diversified Financial Services 0.3%
[i]China Overseas Finance Investment Cayman IV Ltd., senior note, zero
cpn., Series COLI, Reg S, 2/04/21	Hong Kong	200,000		211,750
[g]Element Financial Corp., sub. note, 144A, 5.125%, 6/30/19	Canada	185,000	CAD	190,564
[g]Encore Capital Group Inc., senior note, 144A, 2.875%, 3/15/21	United States	410,000		401,544
[b]FXCM Inc., senior note, 2.25%, 6/15/18	United States	535,000		543,359
				1,347,217
Electrical Equipment 0.1%
[b]General Cable Corp., sub. bond, 4.50%, 11/15/29	United States	510,000		454,856
Electronic Equipment, Instruments & Components 0.5%
TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	388,000		403,763
[g]Vishay Intertechnology Inc., senior bond, 144A,
[b]2.25%, 11/15/40	United States	1,175,000		1,461,406
2.25%, 5/15/41	United States	380,000		380,950
				2,246,119
Food Products 0.1%
[i]Olam International Ltd., senior note, Reg S, 6.00%, 10/15/16	Singapore	500,000		562,500
Health Care Equipment & Supplies 0.4%
Accuray Inc., senior note, 3.75%, 8/01/16	United States	260,000		286,650
[b]Hologic Inc., senior bond, zero cpn., 12/15/43	United States	350,000		384,125
Insulet Corp., senior note, 2.00%, 6/15/19	United States	340,000		361,250
[b]Integra LifeSciences Holdings Corp., senior note, 1.625%, 12/15/16	United States	370,000		405,381
[b]NuVasive Inc., senior note, 2.75%, 7/01/17	United States	370,000		418,794
				1,856,200
Health Care Providers & Services 0.8%
[b]Healthways Inc., senior note, 1.50%, 7/01/18	United States	430,000		473,538
[b]Molina Healthcare Inc., senior note, 1.125%, 1/15/20	United States	740,000		959,687
Omnicare Inc., senior sub. bond,
3.75%, 4/01/42	United States	993,000		1,591,282
[b]3.50%, 2/15/44	United States	560,000		632,800
				3,657,307
Household Durables 0.3%
Jarden Corp.,
[g]senior sub. bond, 144A, 1.125%, 3/15/34	United States	35,000		36,247
senior sub. note, 1.875%, 9/15/18	United States	1,075,000		1,487,531
				1,523,778
Insurance 0.0%†
[g]HCI Group Inc., senior note, 144A, 3.875%, 3/15/19	United States	50,000		48,094
Internet & Catalog Retail 0.1%
Priceline Group Inc., senior note,
1.00%, 3/15/18	United States	72,000		103,365
0.35%, 6/15/20	United States	280,000		330,400
				433,765
Internet Software & Services 0.4%
[b,g]Blucora Inc., senior note, 144A, 4.25%, 4/01/19	United States	655,000		662,778

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Internet Software & Services (continued)
[g]MercadoLibre Inc., senior note, 144A, 2.25%, 7/01/19	Argentina	295,000	$333,350
[g]Qihoo 360 Technology Co. Ltd., senior note, 144A, 1.75%, 8/15/21	China	50,000	49,656
[g]SINA Corp., senior note, 144A, 1.00%, 12/01/18	China	490,000	455,394
Web.com Group Inc., senior note, 1.00%, 8/15/18	United States	116,000	105,270
			1,606,448
Leisure Equipment & Products 0.1%
[g]JAKKS Pacific Inc., senior note, 144A, 4.875%, 6/01/20	United States	350,000	307,344
Life Sciences Tools & Services 0.1%
[g]Albany Molecular Research Inc., senior note, 144A, 2.25%, 11/15/18	United States	190,000	269,681
Machinery 0.1%
[g]Navistar International Corp., senior sub. note, 144A, 4.75%, 4/15/19	United States	320,000	338,600
Metals & Mining 0.8%
[b]B2Gold Corp., senior sub. note, 3.25%, 10/01/18	Canada	370,000	377,796
Horsehead Holding Corp., senior note, 3.80%, 7/01/17	United States	633,000	945,939
[i]Paladin Energy Ltd., senior note, Reg S, 3.625%, 11/04/15	United States	400,000	374,000
[g]Silver Standard Resources Inc., senior bond, 144A, 2.875%, 2/01/33	Canada	465,000	401,934
[b]Stillwater Mining Co., senior bond, 1.75%, 10/15/32	United States	260,000	397,313
United States Steel Corp., senior note, 2.75%, 4/01/19	United States	5,000	8,122
[i]Vedanta Resources Jersey Ltd., senior note, Reg S, 5.50%, 7/13/16	India	1,200,000	1,225,500
			3,730,604
Oil, Gas & Consumable Fuels 0.9%
[b,g]Alon USA Energy Inc., senior note, 144A, 3.00%, 9/15/18	United States	425,000	549,312
[b]Alpha Natural Resources Inc., senior note, 4.875%, 12/15/20	United States	525,000	402,609
[g]Amyris Inc., senior note, 144A, 6.50%, 5/15/19	United States	435,000	475,238
Hornbeck Offshore Services Inc., senior note, 1.50%, 9/01/19	United States	15,000	17,175
[b]InterOil Corp., senior note, 2.75%, 11/15/15	United States	385,000	393,422
[b]Peabody Energy Corp., junior sub. bond, 4.75%, 12/15/66	United States	685,000	495,769
Renewable Energy Group Inc., senior note, 2.75%, 6/15/19	United States	350,000	399,219
[g]Scorpio Tankers Inc., senior note, 144A, 2.375%, 7/01/19	United States	780,000	808,275
[i]Ship Finance International Ltd., senior note, Reg S, 3.75%, 2/10/16	Norway	200,000	224,600
[b]Solazyme Inc., senior sub. note, 5.00%, 10/01/19	United States	595,000	596,859
			4,362,478
Pharmaceuticals 0.2%
[b]Auxilium Pharmaceuticals Inc., senior note, 1.50%, 7/15/18	United States	620,000	630,075
Mylan Inc., senior note, 3.75%, 9/15/15	United States	52,000	190,125
			820,200
Professional Services 0.0%†
[g]CBIZ Inc., senior sub. note, 144A, 4.875%, 10/01/15	United States	30,000	37,912
Real Estate Investment Trusts (REITs) 2.0%
[g]IAS Operating Partnership LP, 144A, 5.00%, 3/15/18	United States	395,000	387,347
[g]American Residential Properties Inc., senior note, 144A, 3.25%,
11/15/18	United States	385,000	415,800
[b]Annaly Capital Management Inc., senior note, 5.00%, 5/15/15	United States	965,000	981,284
Apollo Commercial Real Estate Finance Inc., senior note, 5.50%,
3/15/19	United States	360,000	368,327
[b,g]Campus Crest Communities Operating Partnership LP, senior note,
144A, 4.75%, 10/15/18	United States	1,038,000	1,025,674
Colony Financial Inc., senior bond, 5.00%, 4/15/23	United States	300,000	315,750
[g]GPT Property Trust LP, senior note, 144A, 3.75%, 3/15/19	United States	800,000	907,500
[b,g]iStar Financial Inc., senior note, 144A, 1.50%, 11/15/16	United States	305,000	325,778
National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	850,000	867,000
Redwood Trust Inc., senior note, 4.625%, 4/15/18	United States	350,000	361,156

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Real Estate Investment Trusts (REITs) (continued)
[b]Resource Capital Corp., senior note, 6.00%, 12/01/18	United States	385,000	$386,684
Spirit Realty Capital Inc., senior note,
2.875%, 5/15/19	United States	403,000	405,773
3.75%, 5/15/21	United States	330,000	334,952
Starwood Property Trust Inc., senior note, 4.00%, 1/15/19	United States	1,200,000	1,368,750
[g]Starwood Waypoint Residential Trust, senior note, 144A, 3.00%,
7/01/19	United States	545,000	565,781
			9,017,556
Real Estate Management & Development 0.1%
[b]Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	350,000	372,969
Semiconductors & Semiconductor Equipment 0.4%
[b,g]JinkoSolar Holding Co. Ltd., senior note, 144A, 4.00%, 2/01/19	China	88,000	87,615
Novellus Systems Inc., senior bond, 2.625%, 5/15/41	United States	15,000	31,669
[g]NVIDIA Corp., senior note, 144A, 1.00%, 12/01/18	United States	650,000	743,437
[b,g]Rudolph Technologies Inc., senior note, 144A, 3.75%, 7/15/16	United States	360,000	380,475
[b,g]SunEdison Inc., senior note, 144A, 0.25%, 1/15/20	United States	540,000	576,450
			1,819,646
Software 0.2%
[g]EnerNOC Inc., senior note, 144A, 2.25%, 8/15/19	United States	321,000	322,806
NetSuite Inc., senior note, 0.25%, 6/01/18	United States	52,000	54,177
Nuance Communications Inc., senior bond, 2.75%, 11/01/31	United States	12,000	12,015
Take-Two Interactive Software Inc., senior note, 1.75%, 12/01/16	United States	426,000	578,295
			967,293
Technology Hardware, Storage & Peripherals 0.0%†
[g]SanDisk Corp., senior note, 144A, 0.50%, 10/15/20	United States	125,000	152,500
Textiles, Apparel & Luxury Goods 0.4%
[b]Iconix Brand Group Inc., senior sub. note, 1.50%, 3/15/18	United States	1,340,000	1,898,612
Tobacco 0.1%
Vector Group Ltd., senior note, 1.75%, 4/15/20	United States	360,000	406,575

Total Convertible Bonds (Cost $49,741,031)			51,355,539

Convertible Notes in Reorganization (Cost $34,250) 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
[i,j]Petroplus Finance Ltd., senior secured, first lien note, Reg S, 4.00%,
10/16/15	Switzerland	100,000	22,500

Corporate Bonds and Notes 12.3%
Aerospace & Defense 0.1%
[g]Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	100,000	96,750
[h]Rockwell Collins Inc., senior note, FRN, 0.581%, 12/15/16	United States	40,000	39,996
[g]Triumph Group Inc., senior note, 144A, 5.25%, 6/01/22	United States	450,000	450,562
			587,308
Automobiles 0.1%
[g,h]Daimler Finance North America LLC, senior note, 144A, FRN, 0.58%,
3/10/17	Germany	150,000	150,244
[g,h]Nissan Motor Acceptance Corp., senior note, 144A, FRN, 0.784%,
3/03/17	Japan	105,000	105,351
[h]Toyota Motor Credit Corp., senior note, FRN, 0.623%, 1/17/19	Japan	40,000	40,199
			295,794

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Banks 0.2%
Bank of America Corp.,
[h]senior note, FRN, 1.274%, 1/15/19	United States	20,000		$20,486
sub. bond, 4.20%, 8/26/24	United States	135,000		137,224
[g]Dresdner Funding Trust I, junior sub. bond, 144A, 8.151%, 6/30/31	Germany	178,000		212,265
[g]Intesa Sanpaolo SpA, sub. bond, 144A, 5.017%, 6/26/24	Italy	200,000		202,287
Royal Bank of Scotland Group PLC, sub. bond, 6.125%, 12/15/22	United Kingdom	215,000		235,518
[g]Societe Generale SA, sub. bond, 144A, 5.00%, 1/17/24	France	200,000		209,920
				1,017,700
Beverages 0.2%
[h]Anheuser-Busch InBev Finance Inc., senior note, FRN, 0.425%, 1/27/17	Belgium	45,000		45,103
[h]The Coca-Cola Co., senior note, FRN, 0.34%, 11/01/16	United States	80,000		80,113
[g]Cott Beverages Inc., senior note, 144A, 5.375%, 7/01/22	United States	620,000		617,675
Crestview DS Merger Sub II Inc., secured, second lien note, 10.00%,
9/01/21	United States	20,000		22,700
				765,591
Biotechnology 0.0%†
[h]Amgen Inc., senior note, FRN, 0.615%, 5/22/17	United States	125,000		125,320
Chemicals 0.0%†
[g]Kissner Milling Co. Ltd., secured note, 144A, 7.25%, 6/01/19	Canada	150,000		155,062
Commercial Services & Supplies 0.1%
[g]Altegrity Inc., secured, 144A,
[b]first lien note, 9.50%, 7/01/19	United States	384,000		372,480
[k]second lien note, PIK, 13.00%, 7/01/20	United States	99,440		76,569
[g]Ceridian LLC/Comdata Inc., senior note, 144A, 8.125%, 11/15/17	United States	78,000		79,248
The ServiceMaster Co., senior note, 7.00%, 8/15/20	United States	123,000		131,917
				660,214
Communications Equipment 0.2%
[g]Altice SA, secured note, 144A, 7.25%, 5/15/22	Luxembourg	130,000	EUR	181,547
[h]Cisco Systems Inc., senior note, FRN, 0.514%, 3/03/17	United States	100,000		100,410
[g]CommScope Inc., senior note, 144A, 5.00%, 6/15/21	United States	250,000		255,000
Telecom Italia Capital SA, senior bond,
7.20%, 7/18/36	Italy	152,000		169,670
7.721%, 6/04/38	Italy	196,000		229,320
[h]Verizon Communications Inc., senior note, FRN, 0.631%, 6/09/17	United States	125,000		125,498
[g,h]Wind Acquisition Finance SA, secured, first lien note, 144A, FRN,
4.203%, 7/15/20	Italy	100,000	EUR	132,381
				1,193,826
Construction Materials 0.1%
[g]Atrium Windows & Doors Inc., secured note, 144A, 7.75%, 5/01/19	United States	70,000		70,000
[g]CPG Merger Sub LLC, senior note, 144A, 8.00%, 10/01/21	United States	30,000		31,575
[g]Hardwoods Acquisition Inc., secured note, 144A, 7.50%, 8/01/21	United States	320,000		326,400
				427,975
Consumer Durables & Apparel 0.5%
[b]Visant Corp., senior note, 10.00%, 10/01/17	United States	2,200,000		2,051,500
Containers & Packaging 0.1%
[g,k]Ardagh Finance Holdings SA, senior note, 144A, PIK,
8.375%, 6/15/19	Luxembourg	100,000	EUR	132,381
8.625%, 6/15/19	Luxembourg	310,000		322,788
				455,169
Cosmetic and Personal Care 0.0%†
[h]The Procter & Gamble Co., senior note, FRN, 0.319%, 11/04/16	United States	80,000		80,044

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Diversified Financial Services 1.1%
[g]Affinion Investments LLC, senior sub. note, 144A, 13.50%, 8/15/18	United States	145,000		$143,913
[h]Caterpillar Financial Services Corp., senior note, FRN, 0.464%, 3/03/17	United States	110,000		110,233
[g]Corp. Financiera de Desarrollo SA, 144A,
senior note, 3.25%, 7/15/19	Peru	200,000		203,850
[h]sub. bond, FRN, 5.25%, 7/15/29	Peru	200,000		204,800
[g]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A,
7.875%, 8/12/24	Colombia	795,000,000	COP	426,446
[h]Ford Motor Credit Co. LLC, senior note, FRN, 1.013%, 1/17/17	United States	40,000		40,287
General Electric Capital Corp.,
[l]junior sub. bond, Series A, 7.125% to 6/15/22, FRN thereafter,
Perpetual	United States	100,000		118,056
[h]senior note, FRN, 0.464%, 1/14/16	United States	20,000		20,026
[g,h]Hyundai Capital Services Inc., senior note, 144A, FRN, 1.031%, 3/18/17	South Korea	200,000		200,879
Icahn Enterprises LP/Icahn Enterprises Finance Corp., senior note,
4.875%, 3/15/19	United States	89,000		91,670
[g]Infinity Acquisition LLC/Infinity Acquisition Finance Corp., secured, first
lien note, 144A, 7.25%, 8/01/22	United States	500,000		496,250
[g]Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp.,
senior note, 144A, 5.875%, 8/01/21	United States	245,000		249,900
[b,g]ROC Finance LLC/ROC Finance 1 Corp., secured, second lien note,
144A, 12.125%, 9/01/18	United States	2,385,000		2,581,762
				4,888,072
Diversified Telecommunication Services 0.7%
Affinion Group Inc., senior note, 7.875%, 12/15/18	United States	2,587,000		2,376,806
Oi SA,
[i]5.75%, Reg S, 2/10/22	Brazil	200,000		194,640
[g]senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL	122,627
Telecom Italia SpA, senior bond, 5.875%, 5/19/23	Italy	100,000	GBP	175,493
tw telecom Inc., senior note,
5.375%, 10/01/22	United States	65,000		70,931
5.375%, 10/01/22	United States	67,000		73,114
				3,013,611
Electronic Equipment 0.0%†
[g]Sanmina Corp., secured, first lien note, 144A, 4.375%, 6/01/19	United States	165,000		166,650
Electric Utilities 0.0%†
[h]Duke Energy Corp., senior note, FRN, 0.612%, 4/03/17	United States	100,000		100,346
[h]Duke Energy Progress Inc., secured note, FRN, 0.43%, 3/06/17	United States	50,000		50,094
Fortis Inc., 4.00%, 1/09/24	Canada	169,000	CAD	65,903
				216,343
Energy 0.2%
[g]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	200,000		236,000
[g]RJS Power Holdings LLC, senior note, 144A, 5.125%, 7/15/19	United States	320,000		325,600
				561,600
Energy Equipment & Services 0.5%
[g]Hercules Offshore Inc., senior note, 144A, 6.75%, 4/01/22	United States	280,000		253,750
[g]McDermott International Inc., secured, second lien note, 144A, 8.00%,
5/01/21	United States	145,000		150,800
[g]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	Cyprus	1,400,000		1,400,000
[g]Pacific Drilling, 144A, 5.375%, 6/01/20	United States	310,000		303,800
				2,108,350
Engineering and Construction 0.0%†
[g]Transfield Services Ltd., senior note, 144A, 8.375%, 5/15/20	Australia	70,000		72,625
Entertainment 0.0%†
[g]CCM Merger Inc., 144A, 9.125%, 5/01/19	United States	93,000		99,510

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Food Products 0.1%
[g]Hearthside Group Holdings LLC/Hearthside Finance Co., senior note,
144A, 6.50%, 5/01/22	United States	145,000		$145,362
Tyson Foods Inc., senior bond, 5.15%, 8/15/44	United States	145,000		154,694
				300,056
Health Care Equipment & Supplies 0.2%
[g]Crimson Merger Sub Inc., senior note, 144A, 6.625%, 5/15/22	United States	150,000		143,437
[g]Teleflex Inc., senior bond, 144A, 5.25%, 6/15/24	United States	500,000		510,625
				654,062
Health Care Providers & Services 0.5%
[g]Acadia Healthcare Co. Inc., senior note, 144A, 5.125%, 7/01/22	United States	155,000		157,325
[g]Amsurg Corp., senior note, 144A, 5.625%, 7/15/22	United States	320,000		328,800
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	310,000		315,038
[g]Envision Healthcare Corp., senior note, 144A, 5.125%, 7/01/22	United States	465,000		470,812
[g]Kindred Healthcare Inc., senior note, 144A, 6.375%, 4/15/22	United States	145,000		147,175
[g]MedImpact Holdings Inc., secured note, 144A, 10.50%, 2/01/18	United States	682,000		739,117
[g]Universal Health Services Inc., secured, first lien note, 144A,
3.75%, 8/01/19	United States	108,000		109,485
4.75%, 8/01/22	United States	209,000		212,919
				2,480,671
Holding Companies 0.1%
[g,k]Carlson Travel Holdings Inc., senior note, 144A, PIK, 7.50%, 8/15/19	United States	200,000		206,000
[g]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	135,000		138,037
				344,037
Hotels, Restaurants & Leisure 0.9%
[g]Caesars Entertainment Resort Properties, secured, 144A,
first lien note, 8.00%, 10/01/20	United States	1,220,000		1,216,950
[b]second lien note, 11.00%, 10/01/21	United States	1,598,000		1,627,962
[g]Caesars Growth Properties Holdings LLC, secured, second lien note,
144A, 9.375%, 5/01/22	United States	1,015,000		983,916
Choice Hotels International Inc., senior bond, 5.70%, 8/28/20	United States	125,000		134,375
[g]Hilton Worldwide Finance LLC, senior note, 144A, 5.625%, 10/15/21	United States	50,000		53,094
				4,016,297
Household Durables 0.2%
Sharp Corp., senior note, Series 26, 1.604%, 9/13/19	Japan	100,000,000	JPY	931,966
Independent Power Producers & Renewable Electricity Producers 0.1%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	640,000		647,200
Insurance 0.1%
[h,i]Assicurazioni Generali SpA, senior sub. bond, FRN, Reg S, 7.75%,
12/12/42	Italy	300,000	EUR	501,838
Leisure Equipment & Products 0.2%
[g]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	690,000		672,750
[g,k]Travelport LLC/Travelport Holdings Inc., senior note, 144A, PIK,
[h]FRN, 6.359%, 3/01/16	United States	39,243		39,439
13.875%, 3/01/16	United States	294,000		296,205
				1,008,394
Life Sciences Tools & Services 0.3%
[g]inVentiv Health Inc., senior note, 144A,
[k]PIK, 10.00%, 8/15/18	United States	965,000		926,400
11.00%, 8/15/18	United States	695,000		580,325
				1,506,725

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Machinery 0.0%†
[h]John Deere Capital Corp., senior note, FRN, 0.35%, 12/10/15	United States	80,000		$80,046
Media 1.4%
American Media Inc., secured, first lien note, 11.50%, 12/15/17	United States	1,950,000		2,103,562
Clear Channel Worldwide Holdings Inc., senior sub. note, Series B,
7.625%, 3/15/20	United States	50,000		53,750
Knight Ridder Inc., senior bond,
7.15%, 11/01/27	United States	6,000		5,685
6.875%, 3/15/29	United States	1,015,000		867,825
[g]Lee Enterprises Inc., secured, first lien note, 144A, 9.50%, 3/15/22	United States	120,000		127,200
[g]Live Nation Entertainment Inc., senior note, 144A, 5.375%, 6/15/22	United States	300,000		308,250
Postmedia Network Inc., secured, second lien note, 12.50%, 7/15/18	Canada	2,712,000		2,874,720
[g,k]Wave Holdco LLC/Wave Holdco Corp., senior note, 144A, PIK, 8.25%,
7/15/19	United States	15,000		15,488
				6,356,480
Oil, Gas & Consumable Fuels 2.0%
[g]Athlon Holdings LP/Athlon Finance Corp., senior note, 144A, 6.00%,
5/01/22	United States	145,000		149,712
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance
Corp., senior note,
[g]144A, 7.75%, 1/15/21	United States	500,000		512,500
7.75%, 1/15/21	United States	493,000		505,325
[g]Baytex Energy Corp., senior note, 144A, 5.125%, 6/01/21	Canada	100,000		100,500
[h]BP Capital Markets PLC, senior note, FRN, 0.657%, 11/07/16	United Kingdom	80,000		80,478
[h]Canadian Natural Resources Ltd., senior note, FRN, 0.609%, 3/30/16	Canada	100,000		100,330
Cimarex Energy Co., senior bond, 4.375%, 6/01/24	United States	30,000		31,312
[g]Energy XXI Gulf Coast Inc., senior note, 144A, 6.875%, 3/15/24	United States	300,000		306,000
EXCO Resources Inc., senior note, 8.50%, 4/15/22	United States	290,000		295,423
[h]Exxon Mobil Corp., senior note, FRN, 0.271%, 3/15/17	United States	110,000		110,125
[b]Forest Oil Corp., senior bond, 7.25%, 6/15/19	United States	716,000		691,835
Gastar Exploration Inc., secured note, 8.625%, 5/15/18	United States	1,270,000		1,320,800
[g]Gibson Energy Inc., senior note, 144A,
6.75%, 7/15/21	Canada	15,000		16,275
5.375%, 7/15/22	Canada	60,000	CAD	55,183
Halcon Resources Corp., senior note, 9.75%, 7/15/20	United States	60,000		64,950
Kodiak Oil & Gas Corp., senior note, 5.50%, 2/01/22	United States	420,000		445,200
[g]Legacy Reserves LP/Legacy Reserves Finance Corp., senior note,
144A, 6.625%, 12/01/21	United States	300,000		305,250
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, senior note,
9.25%, 6/01/21	United States	1,482,000		1,611,675
[b]Overseas Shipholding Group Inc., senior note, 8.125%, 3/30/18	United States	43,000		44,720
[g]Paragon Offshore PLC, 144A,
senior bond, 7.25%, 8/15/24	United States	100,000		92,000
senior note, 6.75%, 7/15/22	United States	40,000		36,500
QEP Resources Inc., senior bond, 5.25%, 5/01/23	United States	25,000		25,437
[b]QR Energy LP/QRE Finance Corp. LLC, senior note, 9.25%, 8/01/20	United States	690,000		791,775
Quicksilver Resources Inc., senior note, 11.00%, 7/01/21	United States	884,000		773,500
[g]Rex Energy Corp., senior note, 144A, 6.25%, 8/01/22	United States	25,000		25,094
[g]Rice Energy Inc., senior note, 144A, 6.25%, 5/01/22	United States	145,000		148,987
[g]Sanchez Energy Corp., senior note, 144A, 6.125%, 1/15/23	United States	20,000		20,750
[g]Seadrill Ltd., senior note, 144A, 6.625%, 9/15/20	Norway	620,000		614,575
[h]Shell International Finance BV, senior note, FRN, 0.444%, 11/15/16	Netherlands	80,000		80,326
				9,356,537
Paper & Forest Products 0.1%
[g]Clearwater Paper Corp., senior bond, 144A, 5.375%, 2/01/25	United States	640,000		648,000
Pharmaceuticals 0.4%
[g]BioScrip Inc., senior note, 144A, 8.875%, 2/15/21	United States	40,000		41,350

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Pharmaceuticals (continued)
[g]Endo Finance LLC & Endo Finco Inc., senior note, 144A, 5.375%,
1/15/23	United States	660,000	$660,000
[g,k]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	480,000	495,000
[h]Johnson & Johnson, senior note, FRN, 0.308%, 11/28/16	United States	20,000	20,020
[g]Mallinckrodt International Finance SA/Mallinckrodt CB LLC, senior note,
144A, 5.75%, 8/01/22	United States	640,000	654,400
			1,870,770
Pipelines 0.1%
[g]Sabine Pass Liquefaction LLC, secured, first lien note, 144A, 5.75%,
5/15/24	United States	300,000	312,375
Real Estate 0.1%
[g]Rialto Holdings LLC/Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	203,000	211,501
Real Estate Investment Trusts (REITs) 0.2%
iStar Financial Inc., senior note,
4.00%, 11/01/17	United States	385,000	385,000
5.00%, 7/01/19	United States	140,000	140,700
MPT Operating Partnership LP/MPT Finance Corp., senior bond,
5.50%, 5/01/24	United States	435,000	454,575
			980,275
Retailing 0.7%
[g,k]Petco Holdings Inc., 144A, PIK, 8.50%, 10/15/17	United States	21,000	21,604
[g]Conn's Inc., senior note, 144A, 7.25%, 7/15/22	United States	660,000	640,200
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 1/15/22	United States	310,000	322,400
[g]Group 1 Automotive Inc., senior note, 144A, 5.00%, 6/01/22	United States	940,000	937,650
New Albertsons Inc., senior bond,
7.45%, 8/01/29	United States	817,000	772,065
8.00%, 5/01/31	United States	355,000	346,125
			3,040,044
Semiconductors & Semiconductor Equipment 0.0%†
[g]Advanced Micro Devices Inc., senior bond, 144A, 7.00%, 7/01/24	United States	25,000	25,563
Software 0.1%
[g]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	85,000	87,338
[h]Oracle Corp., senior note, FRN, 0.433%, 7/07/17	United States	135,000	135,362
[g]Rolta Americas LLC, senior note, 144A, 8.875%, 7/24/19	India	260,000	270,400
			493,100
Software & Service 0.2%
[g]Sungard Availability Services Capital Inc., senior note, 144A, 8.75%,
4/01/22	United States	775,000	685,875
Transportation 0.2%
[h]Canadian National Railway Co., senior note, FRN, 0.437%, 11/06/15	Canada	80,000	80,118
[g]Florida East Coast Holdings Corp., senior note, 144A, 9.75%, 5/01/20	United States	290,000	308,125
[g]Topaz Marine SA, senior note, 144A, 8.625%, 11/01/18	United Arab Emirates	250,000	262,500
[g]XPO Logistics Inc., senior note, 144A, 7.875%, 9/01/19	United States	280,000	292,600
			943,343

Total Corporate Bonds and Notes (Cost $55,857,957)			56,337,419

[h]Senior Floating Rate Interests 0.8%
Aerospace & Defense 0.0%†
Accudyne Industries Borrower SCA, Refinancing Term Loan, senior
secured, first lien, 4.00%, 12/13/19	Luxembourg	39,560	39,465
Awas Aviation, Term Loan, 3.50%, 7/16/18	United States	20,446	20,425

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
[h]Senior Floating Rate Interests (continued)
Aerospace & Defense (continued)
TransDigm Group Inc.,
Term Loan D, 3.75%, 5/21/21	United States	15,000	$14,913
Tranche C Term Loan, senior secured, first lien guaranteed, 3.75%,
2/28/20	United States	19,849	19,772
			94,575
Apparel 0.0%†
Nine West Holdings Inc., Initial Term Loan, 4.75%, 6/19/19	United States	20,000	20,050
Auto Components 0.0%†
American Tire Inc., Initial Term Loan, 5.75%, 6/01/18	United States	13,714	13,714
Visteon Corp., Term Loan B, 3.50%, 4/08/21	United States	30,000	29,761
			43,475
Automobiles 0.0%†
Chrysler Group LLC, Tranche B Term Loan, 3.25%, 12/19/18	United States	52,868	52,504
Biotechnology 0.0%†
Grifols Worldwide Operations Ltd., Tranche B Term Loan, 3.157%,
3/06/21	United States	54,863	54,554
Capital Markets 0.0%†
American Beacon Advisors Inc., Initial Term Loan, 4.75%, 11/20/19	United States	14,616	14,689
Chemicals 0.0%†
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems
U.S. Holdings Inc.), Refinanced Term Loan B, 3.75%, 2/01/20	United States	10,774	10,729
Emerald Performance Materials LLC, Term Loan, first lien, 4.50%,
7/18/21	United States	32,000	31,988
Nexeo Solutions LLC, senior secured, first lien guaranteed,
Initial Term Loan, 5.00%, 9/09/17	United States	14,607	14,584
Term Loan B-2, 5.00%, 9/09/17	United States	5,359	5,346
Taminco Global Chemical Corp., Initial Tranche B-3 Dollar Term Loan,
3.25%, 2/15/19	United States	9,950	9,900
Univar Inc., Term Loan B, senior secured, first lien, 5.00%, 6/30/17	United States	19,846	19,898
			92,445
Commercial Services & Supplies 0.1%
Garda World Security Corp.,
Delayed Draw Term Loan B, 4.00%, 11/04/20	United States	4,044	4,028
Term Loan B, 4.00%, 11/06/20	United States	15,806	15,747
GXS Group Inc., Term Loan, 3.25%, 12/19/20	United States	11,940	11,924
Harland Clarke Holdings Corp. (Clarke American Corp.), Tranche B-3
Term Loan, 7.00%, 5/22/18	United States	19,623	19,899
Inmar Inc., Initial Term Loan, first lien, 4.25%, 1/27/21	United States	39,799	39,318
Interactive Data Corp., Term Loan, 4.75%, 4/21/21	United States	21,880	21,967
Onsite Rental Group Ltd., Term Loan B, 5.50%, 7/23/21	United States	118,987	117,946
The ServiceMaster Co., Term Loan, 4.25%, 7/01/21	United States	38,133	37,895
			268,724
Communications Equipment 0.0%†
Cincinnati Bell Inc., senior secured, Term Loan, first lien guaranteed,
4.00%, 9/10/20	United States	19,850	19,815
LTS Buyer LLC, senior secured, Term Loan B, first lien guaranteed,
4.00%, 4/13/20	United States	33,285	33,139
			52,954
Computers & Peripherals 0.0%†
Dell International LLC, Term Loan B, 4.50%, 3/24/20	United States	19,850	19,938

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
[h]Senior Floating Rate Interests (continued)
Consumer Finance 0.0%†
Delos Finance, Term Loan, 3.50%, 2/27/21	United States	105,000	$104,685
Containers & Packaging 0.0%†
Ardagh Holdings USA Inc. (Ardagh Packaging Finance S.A), New Term
Loan, 4.00%, 12/17/19	United States	4,988	4,969
FPC Holdings Inc., Initial Term Loan, senior secured, first lien, 5.25%,
11/27/19	United States	6,918	6,871
			11,840
Diversified Financial Services 0.0%†
Duff & Phelps LLC, Initial Term Loan, senior secured, first lien, 4.50%,
4/23/20	United States	39,699	39,741
HarbourVest Partners L.P., New Term Loan, 3.25%, 2/03/21	United States	9,938	9,826
Vat Holdings, Initial Term Loan, 4.75%, 1/28/21	United States	12,412	12,439
			62,006
Electrical Equipment 0.0%†
Generac Power Systems Inc., Term Loan B, 3.25%, 5/31/20	United States	52,699	52,353
Energy 0.0%†
Calpine Construction Finance Co. LP,
Delayed Term Loan, 4.00%, 10/21/20	United States	6,633	6,627
senior secured, first lien guaranteed, 3.00%, 5/03/20	United States	20,842	20,460
Murray Energy Corp., Term Loan, 5.25%, 11/21/19	United States	10,572	10,660
			37,747
Entertainment 0.0%†
Kasima LLC, Term Loan, senior secured, first lien, 3.25%, 5/17/21	United States	40,000	39,800
Food Products 0.1%
ARAMARK Corp., Term Loan F, senior secured, first lien guaranteed,
3.25%, 2/24/21	United States	89,775	88,843
Big Heart Pet Brands (Del Monte Corporation), Initial Term Loan,
3.50%, 2/21/20	United States	99,750	98,176
Del Monte Foods Inc., Initial Loan first lien, 5.50%, 1/26/21	United States	9,950	9,577
Pinnacle Foods Finance LLC, New Term Loan G, senior secured, first
lien guaranteed, 3.25%, 4/29/20	United States	70,030	69,373
Reddy Ice Corp., Term Loan B, first lien, 6.75%, 4/01/19	United States	6,283	6,031
			272,000
Health Care Equipment & Supplies 0.0%†
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75%, 5/07/21	United States	56,000	56,074
Health Care Providers & Services 0.1%
Amsurg Corp., Term Loan B, 3.75%, 7/08/21	United States	7,819	7,826
DaVita HealthCare Partners Inc., Term Loan B, 3.50%, 6/18/21	United States	103,442	103,377
Millennium Labs LLC, Tranche B Term Loan, 5.25%, 4/15/21	United States	114,563	114,848
			226,051
Health Care Technology 0.0%†
IMS Health Holdings Inc., Dollar B Term Loan, 3.50%, 3/07/21	United States	16,958	16,897
Hotels, Restaurants & Leisure 0.0%†
Hilton Worldwide Finance LLC, senior secured, first lien guaranteed,
3.50%, 10/26/20	United States	40,870	40,648
Las Vegas Sands Corp., Term Loan, 4.75%, 3/25/21	United States	51,821	51,902
			92,550
Household Durables 0.0%†
Tempur-Pedic International Inc., New Term Loan B, senior secured, first
lien guaranteed, 3.50%, 3/18/20	United States	39,008	38,911

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
[h]Senior Floating Rate Interests (continued)
Household Products 0.0%†
Libbey Glass Inc., Initial Term Loan, 3.75%, 4/07/21	United States	7,715	$7,696
Wilsonart International Holding LLC, Initial Term Loan, senior secured,
first lien, 4.00%, 10/31/19	United States	19,849	19,725
			27,421
Industrial Conglomerates 0.0%†
Crosby U.S. Acquisition Corp., 3.75%, 11/07/20	United States	19,900	19,840
Insurance 0.0%†
AmWins Group LLC, senior secured, New Term Loan, first lien, 5.00%,
9/06/19	United States	39,698	39,764
Asurion LLC, senior secured, Incremental Tranche B-1 Term Loan, first
lien, 5.00%, 5/24/19	United States	19,515	19,604
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings
Corporation), Term Loan first lien, 5.00%, 4/16/20	United States	35,729	33,407
Sedgwick Claims Management Services Inc., Initial Term Loan, first lien,
3.75%, 2/10/21	United States	50,573	49,728
			142,503
Internet Software & Services 0.1%
Dealertrack Technologies Inc., Term Loan, 3.50%, 2/25/21	United States	15,826	15,794
Skillsoft, Initial Term Loan, first lien, 4.50%, 4/23/21	United States	91,597	90,567
Zayo Group, LLC (Zayo Capital Inc.), Term Loan, 4.00%, 7/02/19	United States	57,234	57,096
			163,457
Investment Companies 0.0%†
Grosvenor Capital Management Holdings, LLP, Initial Term Loan,
3.75%, 11/25/20	United States	9,950	9,877
IT Services 0.0%†
Aptean Inc., Term Loan, first lien, 5.25%, 2/05/20	United States	49,875	49,688
Leisure Equipment & Products 0.0%†
Bauer Performance Sports Ltd., Initial Term Loan, 4.00%, 4/02/21	United States	11,580	11,544
SRAM LLC, Term Loan, senior secured, first lien guaranteed, 5.25%,
4/10/20	United States	37,671	37,247
			48,791
Life Sciences Tools & Services 0.0%†
Quintiles Transnational Corp., Term Loan B-3, 3.75%, 6/08/18	United States	16,362	16,280
Machinery 0.0%†
Dematic, New Incremental Term Loan, 4.25%, 12/18/19	United States	3,400	3,396
North American Lifting Holdings Inc., Initial Term Loan first lien, 5.50%,
11/26/20	United States	15,931	16,050
Signode Industrial Group, Initial Term Loan B, 4.00%, 4/09/21	United States	33,185	32,988
			52,434
Media 0.1%
CSC Holdings, LLC (Cablevision), Term Loan B, 2.657%, 4/17/20	United States	26,934	26,466
Cumulus Media Holdings Inc., Term Loan B, 4.25%, 12/19/20	United States	4,923	4,912
Sinclair Television Group Inc., New Tranche B Term Loan, 3.00%,
4/15/20	United States	39,699	39,213
Time Inc., Term Loan B, 4.25%, 4/17/21	United States	35,000	35,044
Tribune Co., Initial Term Loan, 4.00%, 11/21/20	United States	18,442	18,454
Virgin Media, Term Loan, 3.50%, 6/07/20	United Kingdom	40,000	39,525
William Morris Endeavor Entertainment LLC, Term Loan, first lien,
5.25%, 3/12/21	United States	53,000	52,591
			216,205
Metals & Mining 0.0%†
ABC Supply, Term Loan B, 3.50%, 4/16/20	United States	65,000	64,492

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
[h]Senior Floating Rate Interests (continued)
Metals & Mining (continued)
Doncasters Finance U.S. Finance LLC, (Doncasters U.S. LLC), Term
Loan B, 4.50%, 4/10/20	United States	11,270	$11,292
Metal Services, LLC, New Term Loan, 6.00%, 6/30/17	United States	16,901	17,042
			92,826
Miscellaneous Manufacturing 0.0%†
Gates Global Inc., Term Loan B, 4.25%, 6/12/21	United States	34,000	33,784
Oil, Gas & Consumable Fuels 0.1%
FTS International Inc., Initial Term Loan, 5.75%, 4/11/21	United States	13,060	13,163
Paragon Offshore PLC, Term Loan B, 3.75%, 7/11/21	United States	120,000	118,800
Power Buyer LLC,
Delayed Draw Term Loan, senior secured, first lien, 4.25%, 5/06/20	United States	3,417	3,361
Initial Term Loan, senior secured, first lien, 4.25%, 5/06/20	United States	64,319	63,274
			198,598
Pharmaceuticals 0.0%†
Amneal Pharmaceuticals LLC, Term Loan B, senior secured, first lien
guaranteed, 4.75%, 11/01/19	United States	19,850	19,900
JLL/Delta Dutch Newco B.V., Initial Dollar Term Loan, 4.25%, 1/23/21	United States	10,000	9,928
Mallinckrodt International Finance SA, Initial Term Loan, 3.50%, 3/06/21	United States	56,858	56,711
PRA Holdings Inc., Initial Term Loan, senior secured, first lien, 4.50%,
9/23/20	United States	39,700	39,675
			126,214
Pipelines 0.0%†
Energy Transfer Equity, L.P., Term Loan, 3.25%, 12/02/19	United States	40,000	39,510
Professional Services 0.1%
Checkout Holding Corp., Term Loan B, first lien, 4.50%, 4/02/21	United States	80,041	78,974
iQor Inc., Term Loan B, first lien, 6.00%, 4/01/21	United States	69,455	65,461
			144,435
Real Estate Investment Trusts (REITs) 0.0%†
Crown Castle Operating Co.,
Non-Extended Incremental Tranche B Term Loan, 3.00%, 1/31/19	United States	19,850	19,793
Extended Incremental Tranche B-2 Term Loan, 3.00%, 1/31/21	United States	101,468	101,056
			120,849
Real Estate Management & Development 0.0%†
The Brickman Group Ltd. LLC, Initial Term Loan first lien, 4.00%,
12/11/20	United States	6,965	6,859
Retailing 0.0%†
The Hillman Group, Term Loan B, 4.50%, 6/13/21	United States	6,658	6,674
New Albertson's Inc., Term Loan, 4.75%, 6/27/21	United States	65,154	64,940
Talbots Inc., Term Loan, first lien, 4.75%, 3/14/20	United States	68,530	68,530
			140,144
Semiconductors & Semiconductor Equipment 0.0%†
Entegris Inc., Tranche B Term Loan, 3.50%, 3/25/21	United States	20,000	19,858
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%,
4/30/21	United States	32,373	32,575
Microsemi, Term Loan, 3.50%, 2/19/20	United States	6,887	6,846
NXP BV, Tranche D Loan, 3.25%, 1/22/20	Netherlands	9,925	9,861
			69,140
Software 0.1%
BMC Software Finance Inc., senior secured, Term Loan first lien
guaranteed, 5.00%, 9/10/20	United States	95,000	94,844
Infor(US) Inc. (Lawson Software Inc.), Tranche B-5 Term Loan, 3.75%,
6/03/20	United States	19,641	19,494

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*			Value
[h]Senior Floating Rate Interests (continued)
Software (continued)
Renaissance Learning Inc., Initial Term Loan, first lien, 4.50%, 3/31/21	United States	31,324			$31,148
TriZetto Corp., Term Loan, senior secured, first lien, 4.75%, 5/02/18	United Kingdom	19,235			19,298
Verint Systems Inc., Tranche B Incremental Term Loan, 3.50%, 9/06/19	United States	4,358			4,353
					169,137
Specialty Retail 0.0%†
The Men's Wearhouse Inc., Term Loan, 4.50%, 4/15/21	United States	74,108			74,606
Transportation 0.0%†
OSG Bulk Ships, Term Loan, 5.25%, 6/26/19	United States	11,018			11,077
Wireless Telecommunication Services 0.0%†
SBA Finance, Incremental Term Loan, 3.25%, 2/05/21	United States	50,000			49,609

Total Senior Floating Rate Interests (Cost $3,750,784)					3,748,106

Foreign Government and Agency Securities 0.5%
[i]Government of Hellenic Republic, senior, Series PSI, Reg S, 2.00%,
2/24/23 - 2/24/42	Greece	1,436,000		EUR	1,361,514
Mexico Bonos,
Series M, senior note, 4.75%, 6/14/18	Mexico	40,000	[m]	MXN	308,775
Series M 10, senior note, 8.50%, 12/13/18	Mexico	5,000	[m]	MXN	43,939
Series M, senior bond, 6.50%, 6/10/21	Mexico	75,100	[m]	MXN	614,545
Series M, 7.75%, 11/13/42	Mexico	5,000	[m]	MXN	43,770

Total Foreign Government and Agency Securities (Cost $2,144,110)					2,372,543

Asset-Backed Securities and Commercial Mortgage-Backed Securities 1.2%
Airlines 0.0%†
United Air Lines Inc., secured, first lien bond, Series 071A, 6.636%,
1/02/24	United States	118,109			129,329
Automobiles & Components 0.1%
Ford Credit Auto Owner Trust 2014-B, Series 2014-A3, 0.90%, 10/15/18	United States	120,000			120,346
Honda Auto Receivables 2013-4 Owner Trust, A3, 0.69%, 9/18/17	United States	40,000			40,040
Honda Auto Receivables 2014 Owner Trust, A3, 0.77%, 3/19/18	United States	90,000			90,019
Honda Auto Receivables 2014-3 Owner Trust,
A3, 0.88%, 6/15/18	United States	45,000			44,980
A4, 1.31%, 10/15/20	United States	30,000			29,995
Hyundai Auto Receivables Trust, A3, 0.79%, 7/16/18	United States	110,000			109,927
Nissan Auto Receivables 2013-C Owner Trust, A3, 0.67%, 8/15/18	United States	30,000			29,956
USAA Auto Owner Trust, A4, 0.57%, 8/15/17	United States	20,000			20,029
					485,292
Commercial Mortgage-Backed Securities 0.1%
[g,h]COMM 2014-SAVA Mortgage Trust, Series 2014-C, 144A, FRN,
2.555%, 6/15/34	United States	100,000			100,036
[h]Government National Mortgage Association, IO, FRN, 1.049%, 6/16/52	United States	238,719			16,826
[g,h]GP Portfolio Trust 2014-GGP, A, 144A, FRN, 1.105%, 2/15/27	United States	100,000			100,170
[g]Hilton USA Trust 2013-HLT, CFX, 144A, 3.714%, 11/05/30	United States	100,000			102,091
[g,h]SCG Trust 2013-SRP1, 144A, FRN,
A, 1.555%, 11/15/26	United States	100,000			100,417
C, 3.405%, 11/15/26	United States	100,000			100,566
					520,106
Credit Cards 0.4%
American Express Credit Account Master Trust,
0.98%, 5/15/19	United States	100,000			100,104
[h]FRN, 0.425%, 1/15/20	United States	100,000			100,198
Series 2014-A, 1.26%, 1/15/20	United States	100,000			100,000

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Credit Cards (continued)
[h]BA Credit Card Trust, A, FRN,
0.425%, 9/16/19	United States	120,000	$120,199
0.535%, 6/15/21	United States	100,000	100,117
Capital One Multi-Asset Execution Trust,
A2, 1.26%, 1/15/20	United States	40,000	40,081
A3, 0.96%, 9/16/19	United States	100,000	99,916
Chase Issuance Trust,
[h]A3, FRN, 0.355%, 5/15/18	United States	110,000	109,966
[h]A5, FRN, 0.525%, 4/15/21	United States	120,000	120,316
A8, 1.01%, 10/15/18	United States	100,000	100,072
Series 2014-A6, 1.26%, 7/15/19	United States	100,000	99,978
Citibank Credit Card Issuance Trust,
[h]2013-A2, FRN, 0.435%, 5/26/20	United States	125,000	124,883
A2, 1.02%, 2/22/19	United States	100,000	99,836
[h]A3, FRN, 0.357%, 5/09/18	United States	100,000	100,116
A4, 1.23%, 4/24/19	United States	100,000	100,074
[h]A7, FRN, 0.587%, 9/10/20	United States	200,000	200,919
A10, 0.73%, 2/07/18	United States	100,000	100,127
			1,816,902
Other ABS 0.2%
[h]Ally Master Owner Trust, FRN,
1A1, 0.625%, 1/15/19	United States	100,000	100,391
2A, 0.525%, 1/16/18	United States	135,000	135,118
Citicorp Mortgage Securities 2006-4 Trust, 1A2, 6.00%, 8/25/36	United States	44,737	45,948
[g,h]Invitation Homes Trust, B, 144A, FRN, 1.655%, 6/17/31	United States	100,000	98,997
[g]OneMain Financial Issuance Trust 2014-2, Series 2014-A, 144A, 2.47%,
9/18/24	United States	150,000	150,047
[g]Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%,
10/20/30	United States	124,163	125,008
[g]TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	92,500	94,326
[g]VOLT NPL X LLC, A1, 144A, 3.96%, 11/25/53	United States	112,073	112,934
			862,769
Whole Loan Collateral CMO 0.4%
[h]Adjustable Rate Mortgage 2004-4 Trust, 3A1, FRN, 2.702%, 3/25/35	United States	74,388	71,526
[h]Adjustable Rate Mortgage 2004-5 Trust, FRN,
5A1, 2.591%, 4/25/35	United States	19,760	19,480
6A1, 2.63%, 4/25/35	United States	13,445	13,440
Alternative Loan 2003-9T1 Trust, A7, 5.50%, 7/25/33	United States	34,636	35,449
Alternative Loan 2003-20CB Trust, 2A1, 5.75%, 10/25/33	United States	33,498	35,427
Alternative Loan 2004-28CB Trust, 5A1, 5.75%, 1/25/35	United States	14,034	14,409
Alternative Loan 2004-J3 Trust, 1A1, 5.50%, 4/25/34	United States	72,115	76,832
Alternative Loan 2005-J1 Trust, 2A1, 5.50%, 2/25/25	United States	17,549	17,960
Bank of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	17,358	17,974
Bank of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%, 10/25/34	United States	17,964	18,666
Bank of America Alternative Loan 2005-6 Trust, CB7, 5.25%, 7/25/35	United States	36,541	33,188
Bank of America Funding 2005-5 Trust, 1A1, 5.50%, 9/25/35	United States	31,686	33,323
[h]Bank of America Mortgage 2005-A Trust, 2A1, FRN, 3.07%, 2/25/35, A	United States	19,224	19,000
[h]Bear Stearns ARM 2004-6 Trust, 2A1, FRN, 2.639%, 9/25/34	United States	57,293	54,103
[h]Bear Stearns ARM 2004-9 Trust, 12A3, FRN, 2.86%, 11/25/34	United States	23,073	22,958
[h]Chase Mortgage Finance 2007-A1 Trust, 3A1, FRN, 2.571%, 2/25/37	United States	24,839	24,698
CHL Mortgage Pass-Through 2003-57 Trust, A11, 5.50%, 1/25/34	United States	18,452	19,381
[h]CHL Mortgage Pass-Through 2004-12 Trust, 8A1, FRN, 2.581%,
8/25/34	United States	26,331	24,953
CHL Mortgage Pass-Through 2005-21 Trust, A17, 5.50%, 10/25/35	United States	29,319	27,655
[h]Citigroup Mortgage Loan 2005-11 Trust, A2A, FRN, 2.521%, 10/25/35	United States	59,360	58,852
[g,h]Citigroup Mortgage Loan 2009-10 Trust, 6A2, 144A, FRN, 2.665%,
9/25/34	United States	120,000	108,821

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Whole Loan Collateral CMO (continued)
[h]Citigroup Mortgage Loan Trust Inc., 1A4, FRN, 2.598%, 5/25/35	United States	35,712	$35,426
CitiMortgage Alternative Loan 2007-A6 Trust, 1A11, 6.00%, 6/25/37	United States	22,326	18,937
Credit Suisse First Boston Mortgage Securities Corp.,
[h]3A1, FRN, 2.579%, 5/25/34	United States	31,883	31,646
[h]4A1, FRN, 2.606%, 12/25/33	United States	9,991	9,749
4A4, 5.75%, 11/25/33	United States	4,857	5,146
[h]7A1, FRN, 2.573%, 11/25/33	United States	11,966	11,637
Deutsche Alt-A Securities Inc. Mortgage Loan 2005-3 Trust, 4A4,
5.25%, 6/25/35	United States	13,898	14,160
[h]Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, FRN,
5.50%, 11/25/35	United States	19,129	17,968
[g]FDIC 2013-N1 Trust, A, 144A, 4.50%, 10/25/18	United States	12,569	12,721
GSR Mortgage Loan Trust 2005-4F, 6A1, 6.50%, 2/25/35	United States	66,713	67,773
[h]Harborview Mortgage Loan Trust, 1A, FRN, 0.526%, 10/19/33	United States	27,776	26,914
[h]JP Morgan Alternative Loan Trust, 3A1, FRN, 2.488%, 3/25/36	United States	103,959	91,566
[h]JP Morgan Mortgage 2003-A2 Trust, 3A1, FRN, 1.99%, 11/25/33	United States	26,971	27,077
[h]JP Morgan Mortgage 2006-A1 Trust, 1A2, FRN, 2.456%, 2/25/36	United States	72,387	64,793
[h]JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 2.605%, 1/25/37	United States	52,740	47,465
[h]JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 2.49%, 7/25/35	United States	16,626	16,913
JP Morgan Mortgage 2007-S1 Trust, 2A22, 5.75%, 3/25/37	United States	85,452	75,107
[h]MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1, FRN, 2.479%,
7/25/34	United States	91,126	92,167
MASTR Alternative Loan Trust 2004-12, 6A2, 5.25%, 12/25/34	United States	34,574	34,789
[h]Merrill Lynch Mortgage Investors MLCC 2006-2 Trust, 2A, FRN,
2.114%, 5/25/36	United States	21,175	21,197
[h]New York Mortgage 2006-1 Trust, 2A2, FRN, 2.634%, 5/25/36	United States	51,021	46,799
[h]Provident Funding Mortgage Loan 2005-2 Trust, 2A1A, FRN, 2.413%,
10/25/35	United States	16,274	16,078
RALI 2004-QS2 Trust, AI1, 5.50%, 2/25/34	United States	30,199	30,466
[h]Structured Adjustable Rate Mortgage Loan Trust, 1A, FRN, 2.36%,
6/25/34	United States	41,588	41,472
[h]Wells Fargo Mortgage Backed Securities 2003-J Trust, 1A9, FRN,
2.612%, 10/25/33	United States	61,297	61,838
[h]Wells Fargo Mortgage Backed Securities 2004-A Trust, A1, FRN,
2.636%, 2/25/34	United States	55,387	56,587
[h]Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, 2A4, FRN,
2.614%, 6/25/35	United States	33,112	33,539
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18, 6.00%,
1/25/36	United States	15,000	14,905
			1,772,930

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $5,546,805)			5,587,328

Municipal Bonds 0.0%†
[n]Puerto Rico Electric Power Authority,
5.00%, 7/01/37	United States	50,000	27,299
5.25%, 7/01/40	United States	30,000	16,353

Total Municipal Bonds (Cost $39,700)			43,652

Municipal Bonds in Reorganization 0.0%†
[j]Main Street Natural Gas Inc., Georgia,
5.50%, 7/15/17	United States	45,000	7,369
6.00%, 7/15/22	United States	58,000	9,498
6.25%, 7/15/28	United States	47,000	7,696
6.25%, 7/15/33	United States	26,000	4,258
6.375%, 7/15/38	United States	154,000	25,217

Total Municipal Bonds in Reorganization (Cost $66,413)			54,038

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased 0.2%
Calls – Exchange-Traded
Airlines 0.0%†
Delta Air Lines Inc., September Strike Price, $44.00, Expires 9/20/14	United States	92	$828
Automobiles 0.0%†
General Motors Co., January Strike Price, $37.00, Expires 1/17/15	United States	186	14,508
Banks 0.0%†
Citigroup Inc., January Strike Price, $50.00, Expires 1/17/15	United States	139	48,650
Citigroup Inc., January Strike Price, $52.50, Expires 1/17/15	United States	28	5,740
Citigroup Inc., January Strike Price, $55.00, Expires 1/17/15	United States	94	10,810
			65,200
Chemicals 0.0%†
El du Pont de Nemours & Co., October Strike Price, $65.00, Expires
10/18/14	United States	86	15,910
Consumer Finance 0.0%†
Ally Financial Inc., December Strike Price, $26.00, Expires 12/20/14	United States	42	2,940
Diversified Consumer Services 0.0%†
LifeLock Inc., November Strike Price, $12.50, Expires 11/22/14	United States	55	14,300
Diversified Telecommunication Services 0.0%†
Vivendi SA, September Strike Price, 21.00 EUR, Expires 9/19/14	France	82	755
Vivendi SA, December Strike Price, 20.00 EUR, Expires 12/19/14	France	156	18,579
Vivendi SA, December Strike Price, 21.00 EUR, Expires 12/19/14	France	247	16,714
			36,048
Energy Equipment & Services 0.0%†
Weatherford International PLC, November Strike Price, $24.00, Expires
11/22/14	United States	23	3,082
Exchange Traded Funds 0.0%†
SPDR S&P 500 ETF Trust, September Strike Price, $202.50, Expires
9/12/14	United States	550	23,100
Marine 0.0%†
DryShips Inc., December Strike Price, $4.00, Expires 12/20/14	United States	110	1,320
Media 0.1%
Grupo Televisa SAB, ADR, January Strike Price, $40.00, Expires
1/17/15	Mexico	106	10,706
Time Warner Cable Inc., January Strike Price, $145.00, Expires 1/17/15	United States	133	107,730
Time Warner Inc., January Strike Price, $90.00, Expires 1/17/15	United States	13	780
			119,216
Metals & Mining 0.0%†
Rio Tinto PLC, September Strike Price, $60.00, Expires 9/20/14	United Kingdom	126	630
Vale SA, September Strike Price, $15.00, Expires 9/20/14	Brazil	93	279
			909
Oil, Gas & Consumable Fuels 0.0%†
Alpha Natural Resources Inc., September Strike Price, $4.00, Expires
9/20/14	United States	14	210
Alpha Natural Resources Inc., September Strike Price, $5.00, Expires
9/20/14	United States	200	400
Alpha Natural Resources Inc., January Strike Price, $4.50, Expires
1/17/15	United States	230	7,820
EnCana Corp., October Strike Price, $23.00, Expires 10/18/14	Canada	47	3,525
EnCana Corp., January Strike Price, $20.00, Expires 1/17/15	Canada	201	66,330
Peabody Energy Corp., September Strike Price, $19.00, Expires
9/20/14	United States	110	275
Peabody Energy Corp., January Strike Price, $18.00, Expires 1/17/15	United States	55	2,145

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

		Number of Contracts /
Franklin K2 Alternative Strategies Fund	Country	Notional Amount *		Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Oil, Gas & Consumable Fuels (continued)
Talisman Energy Inc., October Strike Price, $12.00, Expires 10/18/14	United States	35		$420
				81,125
Pharmaceuticals 0.0%†
AstraZeneca PLC, ADR, September Strike Price, $80.00, Expires
9/20/14	United Kingdom	21		3,003
AstraZeneca PLC, ADR, January Strike Price, $80.00, Expires 1/17/15	United Kingdom	47		19,740
				22,743
Specialty Retail 0.0%†
Best Buy Co. Inc., December Strike Price, $31.00, Expires 12/20/14	United States	19		4,997
The Men's Wearhouse Inc., January Strike Price, $55.00, Expires
1/17/15	United States	16		5,640
				10,637
Thrifts & Mortgage Finance 0.0%†
MGIC Investment Corp., September Strike Price, $9.00, Expires 9/20/14	United States	69		483
MGIC Investment Corp., September Strike Price, $10.00, Expires
9/20/14	United States	25		25
				508
Wireless Telecommunication Services 0.0%†
T-Mobile US Inc., January Strike Price, $31.00, Expires 1/17/15	United States	129		25,800
		Counterparty
Calls – Over-the-Counter
Currency Options 0.0%†
JPY/USD, November Strike Price, 104.75 JPY, Expires 11/05/14	United States	BANT 230,450,000 [o]	JPY	16,382
Puts – Exchange-Traded
Diversified Financial Services 0.1%
Euro STOXX 50 Index, September Strike Price, 2,800.00 EUR, Expires
9/19/14	Germany	27		674
Euro STOXX 50 Index, September Strike Price, 2,975.00 EUR, Expires
9/19/14	Germany	26		2,562
Euro STOXX 50 Index, October Strike Price, 2,900.00 EUR, Expires
10/17/14	Germany	56		10,743
Euro STOXX Banks Index, September Strike Price, 137.50 EUR,
Expires 9/19/14	Germany	30		1,774
S&P 500 Index, September Strike Price, $1,850.00, Expires 9/20/14	United States	8		1,040
S&P 500 Index, October Strike Price, $1,850.00, Expires 10/18/14	United States	16		9,600
S&P 500 Index, October Strike Price, $1,875.00, Expires 10/18/14	United States	11		8,745
S&P 500 Index, October Strike Price, $1,850.00, Expires 10/31/14	United States	86		78,260
				113,398
Diversified Telecommunication Services 0.0%†
AT&T Inc., June Strike Price, $35.00, Expires 6/19/15	United States	224		62,832
Energy Equipment & Services 0.0%†
McDermott International Inc., November Strike Price, $5.00, Expires
11/22/14	United States	110		1,100
Exchange Traded Funds 0.0%†
SPDR S&P 500 ETF Trust, December Strike Price, $180.00, Expires
12/31/14	United States	8		1,352
SPDR S&P Oil & Gas Exploration & Production ETF, March Strike
Price, $73.00, Expires 3/20/15	United States	23		8,050

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Exchange Traded Funds (continued)
SPDR S&P Retail ETF, December Strike Price, $80.00, Expires
12/20/14	United States	19	$1,681
SPDR S&P Retail ETF, January Strike Price, $80.00, Expires 1/17/15	United States	110	11,935
			23,018
Food Products 0.0%†
Post Holdings Inc., October Strike Price, $30.00, Expires 10/18/14	United States	35	525
Hotels, Restaurants & Leisure 0.0%†
Burger King Worldwide Inc., January Strike Price, $40.00, Expires
1/17/15	United States	13	13,585
Interest Rate Option 0.0%†
Eurodollar Future, March Strike Price, $98.50, Expires 3/14/16	United States	66	80,238
Media 0.0%†
Time Warner Inc., January Strike Price, $80.00, Expires 1/17/15	United States	66	40,260
Pharmaceuticals 0.0%†
Allergan Inc., October Strike Price, $140.00, Expires 10/18/14	United States	59	4,425
Real Estate Investment Trusts (REITs) 0.0%†
Spirit Realty Capital Inc., October Strike Price, $10.00, Expires 10/18/14	United States	76	380
Software 0.0%†
VMware Inc., A, January Strike Price, $90.00, Expires 1/17/15	United States	56	22,120
VMware Inc., A, January Strike Price, $100.00, Expires 1/17/15	United States	9	7,875
			29,995
Wireless Telecommunication Services 0.0%†
Sprint Corp., November Strike Price, $8.00, Expires 11/22/14	United States	322	76,958

Total Options Purchased (Cost $1,149,478)			901,270

Total Investments before Short Term Investments (Cost $328,421,852)			347,132,979
		Principal Amount*
Short Term Investments 0.0%†
U.S. Government and Agency Securities (Cost $99,994) 0.0%†
[p]U.S. Treasury Bills, 10/16/14	United States	100,000	99,998

Total Investments before Money Market Funds and Repurchase Agreements (Cost $328,521,846)			347,232,977
		Shares
Money Market Funds (Cost $32,267,975) 7.1%
[q,r]Dreyfus Government Cash Management, Institutional Shares, 0.01%	United States	32,267,975	32,267,975
		Principal Amount*
Repurchase Agreement (Cost $31,949,562) 7.0%
[s]Joint Repurchase Agreement, 0.044%, 9/02/14
(Maturity Value $31,949,718)	United States	31,949,562	31,949,562
BNP Paribas Securities Corp. (Maturity Value $3,903,617)
Credit Suisse Securities (USA) LLC (Maturity Value $1,952,128)
Deutsche Bank Securities Inc. (Maturity Value $14,088,867)
HSBC Securities (USA) Inc. (Maturity Value $8,198,617)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $3,806,489)
Collateralized by U.S. Government Agency Securities, 0.115% - 5.00%, 9/22/14 -
3/08/17; [p]U.S. Government Agency Securities, Discount Notes, 3/19/15; U.S.
Government Agency Securities, Strips, 6/01/17; [p]U.S. Treasury Bills, 9/11/14 -
5/28/15; U.S. Treasury Bonds, 4.75% - 7.50%, 11/15/16 - 2/15/41; U.S.
Treasury Notes, 0.125% - 4.75%, 9/30/14 - 9/30/20; and U.S. Treasury Notes,
Index Linked, 2.375% - 2.625%, 1/15/17 - 7/15/17 (valued at $32,590,863)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund			Value

Total Investments (Cost $392,739,383) 90.0%			$411,450,514
Options Written (0.0)% †			(89,902)
Securities Sold Short (25.1)%			(114,611,643)
Other Assets, less Liabilities 35.1%			160,679,097

Net Assets 100.0%			$457,428,066
	Country	Number of Contracts
Options Written (0.0)%†
Calls – Exchange-Traded
Communications Equipment (0.0)%†
Alcatel-Lucent, November Strike Price, 2.60 EUR, Expires 11/21/14	France	265	$(6,616)
Diversified Telecommunication Services (0.0)%†
AT&T Inc., June Strike Price, $37.00, Expires 6/19/15	United States	102	(7,344)
AT&T Inc., June Strike Price, $40.00, Expires 6/19/15	United States	96	(2,016)
			(9,360)
Hotels, Restaurants & Leisure (0.0)%†
Burger King Worldwide Inc., January Strike Price, $40.00, Expires
1/17/15	United States	13	(377)
Specialty Retail (0.0)%†
The Men's Wearhouse Inc., January Strike Price, $65.00, Expires
1/17/15	United States	16	(1,000)
Puts – Exchange-Traded
Automobiles (0.0)%†
General Motors Co., January Strike Price, $30.00, Expires 1/17/15	United States	186	(9,486)
Banks (0.0)%†
Citigroup Inc., January Strike Price, $45.00, Expires 1/17/15	United States	105	(6,300)
Diversified Financial Services (0.0)%†
S&P 500 Index, October Strike Price, $1,750.00, Expires 10/18/14	United States	7	(1,540)
Media (0.0)%†
Time Warner Cable Inc., January Strike Price, $120.00, Expires 1/17/15	United States	133	(17,622)
Time Warner Inc., January Strike Price, $70.00, Expires 1/17/15	United States	66	(11,484)
Time Warner Inc., January Strike Price, $75.00, Expires 1/17/15	United States	13	(4,355)
			(33,461)
Pharmaceuticals (0.0)%†
AstraZeneca PLC, ADR, January Strike Price, $65.00, Expires 1/17/15	United Kingdom	47	(6,815)
Specialty Retail (0.0)%†
Best Buy Co. Inc., December Strike Price, $26.00, Expires 12/20/14	United States	9	(432)
Best Buy Co. Inc., December Strike Price, $27.00, Expires 12/20/14	United States	9	(585)
The Men's Wearhouse Inc., January Strike Price, $47.00, Expires
1/17/15	United States	16	(2,320)
			(3,337)
Wireless Telecommunication Services (0.0)%†
T-Mobile US Inc., January Strike Price, $27.00, Expires 1/17/15	United States	129	(11,610)
Total Options Written (Premiums Received $213,865)			(89,902)
		Shares
Securities Sold Short (25.1)%
Common Stocks (9.7)%
Aerospace & Defense (0.0)%†
B/E Aerospace Inc.	United States	1,600	(135,584)
Agriculture (0.0)%†
Bunge Ltd.	United States	1,750	(148,137)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Airlines (0.4)%
Hawaiian Holdings Inc.	United States	60,768	$(947,981)
JetBlue Airways Corp.	United States	44,552	(544,871)
Norwegian Air Shuttle AS	Norway	8,698	(288,392)
			(1,781,244)
Biotechnology (0.3)%
Acorda Therapeutics Inc.	United States	4,390	(143,026)
Aegerion Pharmaceuticals Inc.	United States	11,264	(344,115)
Alnylam Pharmaceuticals Inc.	United States	1,542	(107,431)
Amarin Corp. PLC, ADR	Ireland	124,340	(239,976)
Exact Sciences Corp.	United States	2,540	(52,959)
InterMune Inc.	United States	9,275	(681,249)
			(1,568,756)
Capital Markets (0.0)%†
Prospect Capital Corp.	United States	13,275	(136,865)
Chemicals (0.1)%
CF Industries Holdings Inc.	United States	835	(215,154)
Potash Corp. of Saskatchewan Inc.	Canada	1,349	(47,431)
			(262,585)
Consumer Finance (0.0)%†
Ezcorp Inc., A	United States	7,268	(77,259)
Diversified Consumer Services (0.1)%
Apollo Education Group Inc.	United States	3,191	(88,614)
Carriage Services Inc.	United States	6,110	(113,891)
LifeLock Inc.	United States	1,683	(24,942)
			(227,447)
Diversified Telecommunication Services (0.2)%
AT&T Inc.	United States	21,428	(749,123)
Iridium Communications Inc.	United States	10,045	(94,423)
Telecom Italia SpA	Italy	104,114	(119,769)
			(963,315)
Electric Utilities (0.2)%
Fortis Inc.	Canada	5,515	(170,020)
NextEra Energy Inc.	United States	6,270	(617,282)
			(787,302)
Electronic Equipment, Instruments & Components (0.3)%
TTM Technologies Inc.	United States	9,093	(69,561)
Vishay Intertechnology Inc.	United States	82,788	(1,324,608)
			(1,394,169)
Energy Equipment & Services (0.2)%
Core Laboratories NV	United States	2,128	(336,203)
FMC Technologies Inc.	United States	1,390	(85,957)
McDermott International Inc.	United States	53,688	(386,554)
Weatherford International PLC	United States	872	(20,658)
			(829,372)
Food & Staples Retailing (0.2)%
Sysco Corp.	United States	13,882	(525,156)
Wal-Mart Stores Inc.	United States	2,677	(202,114)
			(727,270)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Food Products (0.2)%
Mondelez International Inc., A	United States	7,215	$(261,111)
Post Holdings Inc.	United States	21,830	(807,055)
			(1,068,166)
Health Care Equipment & Supplies (0.3)%
Abbott Laboratories	United States	971	(41,015)
Medtronic Inc.	United States	20,267	(1,294,048)
St Jude Medical Inc.	United States	1,474	(96,680)
Zimmer Holdings Inc.	United States	1,669	(165,748)
			(1,597,491)
Health Care Providers & Services (0.6)%
Amsurg Corp.	United States	3,458	(186,006)
Cigna Corp.	United States	1,867	(176,618)
Healthways Inc.	United States	3,675	(64,165)
Molina Healthcare Inc.	United States	13,788	(659,618)
Omnicare Inc.	United States	25,215	(1,607,961)
			(2,694,368)
Hotels, Restaurants & Leisure (0.5)%
Burger King Worldwide Inc.	United States	1,056	(33,834)
Marriott International Inc., A	United States	18,533	(1,286,190)
McDonald's Corp.	United States	3,340	(313,025)
MGM Resorts International	United States	12,425	(304,040)
Red Robin Gourmet Burgers Inc.	United States	1,612	(85,597)
Starbucks Corp.	United States	596	(46,375)
			(2,069,061)
Household & Personal Product (0.0)%†
Nu Skin Enterprises Inc., A	United States	3,339	(149,320)
Household Durables (0.3)%
DR Horton Inc.	United States	1,069	(23,176)
Garmin Ltd.	United States	1,623	(88,178)
Jarden Corp.	United States	17,570	(1,050,510)
PulteGroup Inc.	United States	19,897	(382,420)
			(1,544,284)
Industrial Conglomerates (0.1)%
Danaher Corp.	United States	3,554	(272,272)
Insurance (0.1)%
HCI Group Inc.	United States	200	(8,422)
The Travelers Cos. Inc.	United States	3,340	(316,331)
			(324,753)
Internet & Catalog Retail (0.1)%
HomeAway Inc.	United States	6,306	(209,359)
Orbitz Worldwide Inc.	United States	3,599	(29,512)
Priceline Group Inc.	United States	11	(13,687)
Vipshop Holdings Ltd., ADR	China	501	(98,512)
			(351,070)
Internet Software & Services (0.1)%
Bitauto Holdings Ltd., ADR	China	668	(58,670)
MercadoLibre Inc.	Argentina	1,360	(156,318)
Qihoo 360 Technology Co. Ltd., ADR	China	250	(21,957)
SINA Corp.	China	4,553	(210,258)
Yahoo Japan Corp.	Japan	29,622	(119,291)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Internet Software & Services (continued)
Zillow Inc., A	United States	512	$(73,452)
			(639,946)
IT Services (0.1)%
International Business Machines Corp.	United States	1,829	(351,717)
Sabre Corp.	United States	2,426	(44,226)
			(395,943)
Life Sciences Tools & Services (0.1)%
Albany Molecular Research Inc.	United States	21,980	(435,204)
Machinery (0.1)%
Deere & Co.	United States	3,328	(279,852)
Navistar International Corp.	United States	3,995	(150,651)
			(430,503)
Media (1.0)%
Charter Communications Inc., A	United States	2,183	(342,447)
Comcast Corp., A	United States	34,470	(1,886,543)
Liberty Global PLC, A	United Kingdom	6,845	(298,921)
Liberty Global PLC, C	United Kingdom	16,887	(708,072)
Sirius XM Holdings Inc.	United States	317,723	(1,153,335)
			(4,389,318)
Metals & Mining (0.2)%
B2Gold Corp.	Canada	18,909	(48,596)
Horsehead Holding Corp.	United States	34,245	(691,407)
Silver Standard Resources Inc.	Canada	6,696	(62,741)
			(802,744)
Multi-Utilities (0.2)%
Dominion Resources Inc.	United States	15,576	(1,093,747)
Multiline Retail (0.0)%†
Nordstrom Inc.	United States	2,627	(181,920)
Oil, Gas & Consumable Fuels (0.7)%
Alon USA Energy Inc.	United States	11,493	(191,129)
Alpha Natural Resources Inc.	United States	5,202	(20,548)
Amyris Inc.	United States	1,900	(8,018)
Energy XXI Bermuda Ltd.	United States	18,276	(301,554)
Exxon Mobil Corp.	United States	3,425	(340,650)
Green Plains Inc.	United States	11,000	(491,590)
Peabody Energy Corp.	United States	6,100	(96,868)
PetroQuest Energy Inc.	United States	16,600	(110,556)
Pioneer Natural Resources Co.	United States	432	(90,137)
Rosetta Resources Inc.	United States	2,210	(110,500)
Sanchez Energy Corp.	United States	36,786	(1,220,927)
SandRidge Energy Inc.	United States	7,590	(39,772)
Scorpio Tankers Inc.	United States	20,230	(193,399)
Ship Finance International Ltd.	Norway	5,456	(107,974)
			(3,323,622)
Pharmaceuticals (0.5)%
AbbVie Inc.	United States	14,852	(821,019)
Eli Lilly & Co.	United States	4,749	(301,847)
GlaxoSmithKline PLC, ADR	United Kingdom	7,319	(359,363)
Pfizer Inc.	United States	3,029	(89,022)
Valeant Pharmaceuticals International Inc.	United States	5,488	(643,742)
			(2,214,993)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (1.5)%
American Residential Properties Inc.	United States	3,520	$(66,810)
Boston Properties Inc.	United States	455	(55,246)
Campus Crest Communities Inc.	United States	14,422	(118,549)
Corporate Office Properties Trust	United States	2,911	(82,614)
DDR Corp.	United States	511	(9,311)
Duke Realty Corp.	United States	14,841	(276,043)
Equity One Inc.	United States	7,572	(178,699)
Federal Realty Investment Trust	United States	2,568	(320,435)
General Growth Properties Inc.	United States	3,765	(92,506)
Government Properties Income Trust	United States	5,661	(135,977)
Gramercy Property Trust Inc.	United States	41,370	(256,080)
Health Care REIT Inc.	United States	3,324	(224,636)
Highwoods Properties Inc.	United States	4,050	(172,328)
Host Hotels & Resorts Inc.	United States	16,243	(370,665)
Kimco Realty Corp.	United States	23,862	(560,518)
LaSalle Hotel Properties	United States	2,384	(87,135)
National Retail Properties	United States	12,842	(476,952)
National Health Investors Inc.	United States	5,570	(359,321)
Omega Healthcare Investors Inc.	United States	1,414	(53,265)
Piedmont Office Realty Trust Inc., A	United States	13,941	(271,710)
Plum Creek Timber Co. Inc.	United States	1,286	(52,250)
Ramco-Gershenson Properties Trust	United States	11,444	(194,090)
Realty Income Corp.	United States	9,134	(408,473)
Regency Centers Corp.	United States	4,085	(233,417)
Senior Housing Prop Trust	United States	10,933	(255,067)
Spirit Realty Capital Inc.	United States	19,877	(234,747)
Starwood Property Trust Inc.	United States	36,479	(870,024)
UDR Inc.	United States	1,924	(57,566)
Washington Real Estate Investment Trust	United States	5,103	(141,761)
Weingarten Realty Investors	United States	13,017	(445,442)
			(7,061,637)
Real Estate Management & Development (0.0)%†
Forest City Enterprises, A	United States	3,613	(75,150)
Semiconductors & Semiconductor Equipment (0.1)%
JinkoSolar Holding Co., ADR	China	896	(26,181)
NVIDIA Corp.	United States	19,390	(377,136)
Rudolph Technologies Inc.	United States	8,600	(83,162)
			(486,479)
Software (0.1)%
Take-Two Interactive Software Inc.	United States	15,748	(370,235)
Specialty Retail (0.2)%
Barnes & Noble Inc.	United States	11,236	(268,091)
Bed Bath & Beyond Inc.	United States	2,400	(154,224)
Gamestop Corp., A	United States	6,478	(273,371)
Restoration Hardware Holding Inc.	United States	1,193	(100,057)
			(795,743)
Technology Hardware, Storage & Peripherals (0.0)%†
SanDisk Corp.	United States	955	(93,552)
Textiles, Apparel & Luxury Goods (0.4)%
Iconix Brand Group Inc.	United States	36,425	(1,516,373)
Tumi Holdings Inc.	United States	5,200	(116,896)
			(1,633,269)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Tobacco (0.1)%
Universal Corp.	United States	5,404	$(285,115)
Trading Companies & Distributors (0.1)%
Aircastle Ltd.	United States	8,140	(155,637)
Gatx Corp.	United States	1,500	(99,405)
			(255,042)

Total Common Stocks (Proceeds $42,216,913)			(44,074,252)
Exchange Traded Funds (14.2)%
Consumer Discretionary Select Sector SPDR Fund	United States	4,529	(311,686)
Consumer Staples Select Sector SPDR Fund	United States	49,775	(2,246,346)
Energy Select Sector SPDR Fund	United States	1,177	(116,217)
Health Care Select Sector SPDR Fund	United States	34,146	(2,180,563)
Industrial Select Sector SPDR Fund	United States	5,789	(312,722)
iShares China Large-Cap ETF	China	3,808	(154,110)
iShares Core S&P Small-Cap ETF	United States	22,800	(2,516,208)
iShares Global Utilities ETF	United States	7,445	(365,326)
iShares MSCI Brazil Capped ETF	Brazil	12,556	(674,257)
iShares MSCI Canada ETF	Canada	20,231	(664,791)
iShares MSCI Emerging Markets ETF	United States	12,618	(568,567)
iShares MSCI India ETF	India	9,560	(296,312)
iShares MSCI Japan ETF	Japan	8,672	(102,329)
iShares MSCI South Korea Capped ETF	South Korea	4,200	(278,880)
iShares MSCI Sweden ETF	Sweden	6,950	(236,613)
iShares Nasdaq Biotechnology ETF	United States	6,997	(1,935,020)
iShares North American Tech-Multimedia Networking ETF	United States	29,315	(1,023,387)
iShares North American Tech-Software ETF	United States	12,005	(1,060,402)
iShares Russell 2000 ETF	United States	121,520	(14,164,371)
iShares Russell 2000 Growth ETF	United States	14,545	(1,991,938)
iShares U.S. Consumer Goods ETF	United States	1,700	(171,044)
iShares U.S. Real Estate ETF	United States	29,166	(2,164,117)
iShares U.S. Telecommunications ETF	United States	41,675	(1,279,006)
Market Vectors Russia ETF	Russia	4,993	(119,233)
Nomura TOPIX ETF	Japan	36,995	(460,460)
PowerShares Dynamic Retail Portfolio	United States	16,860	(574,757)
PowerShares QQQ Trust Series 1	United States	16,109	(1,607,356)
SPDR S&P 500 ETF Trust	United States	127,460	(25,582,497)
SPDR S&P Oil & Gas Exploration & Production ETF	United States	938	(74,149)
SPDR S&P Retail ETF	United States	2,332	(207,151)
SPDR S&P Transportation ETF	United States	2,800	(263,732)
Utilities Select Sector SPDR Fund	United States	11,894	(514,772)
Vanguard Consumer Staples ETF	United States	5,810	(680,525)

Total Exchange Traded Funds (Proceeds $62,214,064)			(64,898,844)
		Principal Amount*
Corporate Bonds and Notes (0.4)%
Apparel (0.0)%†
The William Carter Co., 5.25%, 8/15/21	United States	150,000	(157,500)
Beverages (0.0)%†
Constellation Brands Inc., senior note, 3.75%, 5/01/21	United States	100,000	(100,375)
Diversified Telecommunication Services (0.1)%
Telefonica Emisiones SAU, senior bond, 7.045%, 6/20/36	Spain	214,000	(282,070)
Food & Staples Retailing (0.1)%
Safeway Inc., 7.25%, 2/01/31	United States	233,000	(238,452)
Household Products (0.1)%
[g]The Sun Products Corp., senior note, 144A, 7.75%, 3/15/21	United States	202,000	(163,620)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Media (0.0)%†
Cablevision Systems Corp., 5.875%, 9/15/22	United States	118,000		$(120,213)
Pipelines (0.1)%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., senior
bond, 4.50%, 7/15/23	United States	463,000		(472,839)
Textiles, Apparel & Luxury Goods (0.0)%†
[g]Quiksilver Inc., 7.875%, 144A, 8/01/18	United States	150,000		(142,125)
Total Corporate Bonds and Notes (Proceeds $1,608,045)				(1,677,194)
Corporate Notes in Reorganization (0.0)% † (Proceeds $117,357)
Telecommunication Service (0.0)%†
[j]Nortel Networks Ltd., senior note, 7/15/16	Canada	100,000		(117,250)
Foreign Government and Agency Securities (0.2)% (Proceeds $956,900)
Italy Buoni Poliennali Del Tesoro, 3.75%, 9/01/24	Italy	659,000	EUR	(967,004)
U.S. Government & Agency Securities (0.6)%(Proceeds $2,820,169)
U.S. Treasury Notes, 2.50%, 5/15/24	United States	2,836,000		(2,877,099)
Total Securities Sold Short (Proceeds $109,933,448)				$(114,611,643)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity or a portion of the security has been pledged as collateral for securities sold short, open futures, forward, swap and written options contracts. At
August 31, 2014, the aggregate value of these securities and/or cash pledged as collateral was $201,348,724, representing 44.02% of net assets.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
eA portion or all of the security purchased on a delayed delivery basis.
fA portion or all of the security is held in connection with written option contracts open at period end.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2014, the net value of these securities was $53,881,630, representing 11.78% of net assets.
hThe coupon rate shown represents the rate at period end.
iSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustee's. At August 31, 2014, the aggregate value of these securities was $5,415,183, representing 1.18% of net assets.
jDefaulted security or security for which income has been deemed uncollectible.
kIncome may be received in additional securities and/or cash.
lPerpetual security with no stated maturity date.
mPrincipal amount is stated in 100 Mexican Peso Units.
nAt August 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
oAmount represents notional amount under the terms of the option.
pThe security is traded on a discount basis with no stated coupon rate.
qA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.
rThe rate shown is the annualized seven-day yield at period end.
sInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At
August 31, 2014, all repurchase agreements had been entered into on August 29, 2014.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund

At August 31, 2014, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts[a]
Aluminum	Long	4	$208,150	9/15/14	$22,883	$—
Aluminum	Short	4	208,150	9/15/14	—	(22,425)
Aluminum	Long	14	736,138	12/15/14	12,079	—
Brent Crude Oil	Short	52	5,365,880	9/15/14	49,101	—
Brent Crude Oil	Short	2	207,540	10/16/14	—	(693)
Coffee	Long	19	1,433,550	12/18/14	89,948	—
Copper	Short	20	3,498,250	9/15/14	—	(126,823)
Copper	Long	20	3,498,250	9/15/14	—	(10,979)
Copper	Long	9	1,570,613	12/15/14	—	(15,028)
Copper	Short	1	174,513	12/15/14	1,010	—
Corn	Short	30	547,125	12/12/14	2,581	—
Gasoline RBOB	Short	3	330,485	9/30/14	—	(2,585)
Natural Gas	Short	18	731,700	9/26/14	—	(24,390)
Soybeans	Short	11	385,770	12/12/14	—	(3,280)
Wheat	Short	36	1,014,300	12/12/14	66,714	—
WTI Crude Oil	Short	3	287,880	9/22/14	—	(2,417)
			20,198,294		244,316	(208,620)
Equity Contracts
DAX Index[a]	Short	3	930,331	9/19/14	—	(19,015)
DAX Index	Short	1	310,258	12/19/14	—	(6,320)
DJIA Mini E-CBOT Index[a]	Long	53	4,527,525	9/19/14	83,645	—
Euro STOXX 50 Index[a]	Long	2	83,173	9/19/14	—	(580)
FTSE 100 Index[a]	Long	3	338,743	9/19/14	—	(734)
Hang Seng Index[a]	Long	31	4,936,568	9/29/14	—	(82,264)
NASDAQ 100 E-Mini Index[a]	Long	43	3,510,520	9/19/14	213,242	—
Nikkei 225 Index[a]	Long	44	3,259,455	9/11/14	49,367	—
Russell 2000 Mini Index[a]	Long	12	1,408,080	9/19/14	22,738	—
S&P 500 E-Mini Index[a]	Long	33	3,302,310	9/19/14	102,809	—
S&P 500 E-Mini Index	Short	79	7,905,530	9/19/14	—	(258,367)
TOPIX Index[a]	Long	28	3,433,899	9/11/14	24,011	—
TOPIX Index	Short	4	490,557	9/11/14	—	(14,594)
			34,436,949		495,812	(381,874)
Interest Rate Contracts
3 Month Euribor[a]	Long	247	81,015,130	12/14/15	92,600	—
90 Day Eurodollar[a]	Long	494	122,271,175	12/14/15	—	(40,306)
90 Day Sterling[a]	Long	286	58,492,285	12/16/15	115,112	—
Australian 10 Yr. Bond[a]	Long	66	7,580,723	9/15/14	218,718	—
Euro-Bund[a]	Long	43	8,562,032	9/08/14	329,074	—
JGB 10 Yr. Mini[a]	Long	52	7,307,338	9/09/14	58,893	—
U.S. Long Bond[a]	Long	82	11,487,688	12/19/14	80,543	—
U.S. Treasury 5 Yr. Note	Short	10	1,188,359	12/31/14	—	(2,675)
U.S. Treasury 10 Yr. Note	Short	23	2,892,969	12/19/14	—	(8,096)
U.S. Treasury 20 Yr. Bond	Short	2	280,188	12/19/14	—	(2,001)
			301,077,887		894,940	(53,078)
Total			$355,713,130		1,635,068	(643,572)
Net unrealized appreciation (depreciation)					$991,496

[a]A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund

At August 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount	Date	Appreciation	Depreciation
British Pound	BNYM	BUY	784	$1,229	9/02/14	$2	$—
Canadian Dollar	CSFB	BUY	290,000	267,135	9/02/14	—	(419)
Canadian Dollar	CSFB	SELL	290,000	265,892	9/02/14	—	(824)
Euro	CITI	SELL	200,000	267,764	9/02/14	4,973	—
Euro	CITI	BUY	200,000	265,668	9/02/14	—	(2,876)
Japanese Yen	BNYM	BUY	11,382,700	109,425	9/02/14	—	(23)
British Pound	BNYM	BUY	3,697	6,129	9/03/14	9	—
British Pound	MSCO	BUY	4,953	8,209	9/03/14	12	—
Colombian Peso	CSFB	SELL	500,000,000	265,217	9/04/14	5,025	—
Colombian Peso	CSFB	BUY	500,000,000	260,417	9/04/14	—	(225)
Australian Dollar	CSFB	BUY	557,000	516,863	9/05/14	3,168	—
New Zealand Dollar	CSFB	SELL	605,000	511,824	9/05/14	6,015	—
Euro	CSFB	SELL	283,000	378,947	9/08/14	7,081	—
Turkish Lira	CSFB	SELL	1,150,000	526,039	9/08/14	—	(5,084)
Canadian Dollar	BZWS	SELL	60,000	54,903	9/11/14	—	(265)
Euro	MLCO	SELL	100,000	133,535	9/11/14	2,131	—
South African Rand	CSFB	SELL	2,800,000	258,076	9/11/14	—	(3,970)
Swiss Franc	CSFB	SELL	35,900	39,491	9/11/14	383	—
Colombian Peso	MSCO	SELL	780,000,000	410,310	9/12/14	4,806	—
Japanese Yen	CSFB	SELL	5,400,000	52,920	9/12/14	1,015	—
Norwegian Krone	MLCO	BUY	4,900,000	792,390	9/15/14	—	(2,218)
British Pound	BNYM	BUY	205,000	345,100	9/17/14	—	(4,814)
British Pound	BNYM	SELL	706,673	1,191,306	9/17/14	18,390	(116)
Danish Krone	BNYM	SELL	5,610,000	1,018,060	9/17/14	28,342	—
Euro	BNYM	BUY	137,257	182,301	9/17/14	—	(1,935)
Euro	BNYM	SELL	3,089,693	4,181,548	9/17/14	121,461	—
Japanese Yen	BNYM	SELL	18,740,000	183,847	9/17/14	3,709	—
Swedish Krona	BNYM	BUY	600,000	88,053	9/17/14	—	(2,212)
Swedish Krona	BNYM	SELL	8,010,000	1,195,958	9/17/14	49,969	—
Swiss Franc	BNYM	BUY	272,956	304,513	9/17/14	—	(7,151)
Swiss Franc	BNYM	SELL	3,327,790	3,702,635	9/17/14	77,295	—
Euro	CSFB	SELL	385,000	514,704	9/18/14	8,783	—
Australian Dollar[b]	MSCO	BUY	9,710,567	9,061,026	9/19/14	8,409	(12,176)
Australian Dollar[b]	MSCO	SELL	2,917,611	2,722,947	9/19/14	5,004	(3,375)
British Pound[b]	MSCO	BUY	9,867,301	16,603,225	9/19/14	679	(225,073)
British Pound[b]	MSCO	SELL	5,732,558	9,711,847	9/19/14	198,000	(1,685)
Canadian Dollar[b]	MSCO	BUY	7,633,190	7,062,003	9/19/14	5,167	(49,921)
Canadian Dollar[b]	MSCO	SELL	9,501,647	8,705,823	9/19/14	6,377	(35,494)
Euro[b]	MSCO	BUY	2,579,566	3,484,872	9/19/14	—	(95,095)
Euro[b]	MSCO	SELL	12,497,269	16,833,323	9/19/14	410,819	—
Japanese Yen[b]	MSCO	BUY	1,169,481,800	11,478,274	9/19/14	—	(236,465)
Japanese Yen[b]	MSCO	SELL	1,371,265,100	13,378,414	9/19/14	196,941	(4)
Mexican Peso[b]	MSCO	BUY	1,050,218	8,004,982	9/19/14	26,497	(10,565)
Mexican Peso[b]	MSCO	SELL	555,812	4,236,363	9/19/14	7,150	(15,740)
New Zealand Dollar[b]	MSCO	BUY	6,922,339	5,936,740	9/19/14	—	(157,111)
New Zealand Dollar[b]	MSCO	SELL	6,922,339	5,824,350	9/19/14	50,668	(5,954)
Swiss Franc[b]	MSCO	BUY	4,356,766	4,846,840	9/19/14	—	(100,444)
Swiss Franc[b]	MSCO	SELL	10,300,761	11,437,128	9/19/14	215,169	—
Brazilian Real	CSFB	SELL	280,000	122,856	9/22/14	—	(1,430)
Chilean Peso	CSFB	BUY	146,000,000	249,765	9/22/14	—	(1,468)
Chilean Peso	CSFB	SELL	146,000,000	248,342	9/22/14	45	—
Swedish Krona	MLCO	SELL	1,775,000	257,554	9/25/14	3,611	—
Euro	DBFX	SELL	100,000	131,972	9/29/14	556	—
British Pound	BNYM	SELL	175,000	290,036	9/30/14	—	(425)
Canadian Dollar	BNYM	SELL	1,340,000	1,229,386	9/30/14	—	(2,175)
Czech Koruna	BNYM	SELL	331,000	15,776	9/30/14	90	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited)(continued)

Franklin K2 Alternative Strategies Fund

Forward Exchange Contracts (continued)
					Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount	Date	Appreciation	Depreciation
Euro	BNYM	SELL	6,300,000	$8,313,912	9/30/14	$34,678	$—
Euro	CSFB	SELL	130,000	171,747	9/30/14	905	—
Japanese Yen	BNYM	SELL	214,597,000	2,064,723	9/30/14	1,704	—
Mexican Peso	CSFB	SELL	133,100	1,013,944	9/30/14	—	(1,839)
Norwegian Krone	BNYM	SELL	360,000	58,203	9/30/14	180	—
Canadian Dollar	CSFB	SELL	290,000	266,947	10/02/14	428	—
Colombian Peso	CSFB	SELL	500,000,000	259,417	10/06/14	209	—
Mexican Peso	BNYM	BUY	114,630	872,012	10/22/14	1,977	(407)
Mexican Peso	BNYM	SELL	133,600	1,023,435	10/22/14	5,734	(450)
Canadian Dollar	MSCO	SELL	899,463	819,938	10/31/14	—	(6,103)
Euro	MSCO	SELL	521,137	689,509	10/31/14	4,492	—
Norwegian Krone	MSCO	BUY	1,835,278	296,784	10/31/14	—	(1,334)
Canadian Dollar	BNYM	SELL	193,356	177,047	1/15/15	141	(344)
Unrealized appreciation (depreciation)						1,528,199	(997,209)
Net unrealized appreciation (depreciation)						$530,990

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
[b]A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

At August 31, 2014, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

			Periodic		Upfront
	Counterparty/ Notional		Payment Expiration Premiums Paid Unrealized				Unrealized	Market
Description	Exchange	Amount[a]	Rate	Date	(Received)	Appreciation Depreciation		Value	Rating[b]

Centrally Cleared Swaps
Contracts to Buy Protection
Traded Index
CDX 22 HY	ICE	$525,000	5.00%	6/20/19	$(41,641)	$-	$(821)	$(42,462)
CDX 22 HY	ICE	50,000	5.00%	6/20/19	(4,163)	119	-	(4,044)
CDX 22 HY	ICE	750,000	5.00%	6/20/19	(49,219)	-	(11,441)	(60,660)
CDX 22 HY	ICE	143,000	5.00%	6/20/19	(9,796)	-	(1,770)	(11,566)
CDX 22 HY	ICE	142,000	5.00%	6/20/19	(9,681)	-	(1,804)	(11,485)
CDX 22 HY	ICE	494,000	5.00%	6/20/19	(34,580)	-	(5,374)	(39,954)
CDX 22 HY	ICE	85,000	5.00%	6/20/19	(6,010)	-	(865)	(6,875)
CDX 22 HY	ICE	268,000	5.00%	6/20/19	(18,760)	-	(2,916)	(21,676)
iTraxx Europe	ICE	333,000	5.00%	6/20/19	(39,239)	-	(10,466)	(49,705)
iTraxx Europe Crossover	ICE	40,000	5.00%	12/20/18	(5,532)	-	(815)	(6,347)
iTraxx Europe Crossover	ICE	35,000	5.00%	12/20/18	(4,834)	-	(719)	(5,553)
Contracts to Sell Protection[c]
Traded Index
									Investment
CDX North America	CME	500,000	1.00%	6/20/19	8,631	1,379	-	10,010	Grade
Centrally Cleared Swaps unrealized appreciation (depreciation)						1,498	(36,991)

OTC Swaps
Contracts to Buy Protection
Single Name
Government of Brazil	DBFX	$175,000	1.00%	6/20/19	$6,192	-	$(4,934)	$1,258
Southwest Airlines Co.	DBFX	500,000	1.00%	6/20/19	(7,353)	-	(3,380)	(10,733)
Safeway Inc.	MSCO	150,000	1.00%	9/20/19	14,665	1,526	-	16,191
Safeway Inc.	MSCO	250,000	1.00%	9/20/19	(7,303)	-	(930)	(8,233)
Traded Index
iTraxx Europe
Subordinated Financial	MSCO	174,000	1.00%	6/20/19	5,256	-	(7,456)	(2,200)
OTC Swaps unrealized appreciation (depreciation)						1,526	(16,700)
Total Credit Default Swaps unrealized appreciation (depreciation)						3,024	(53,691)
Net unrealized appreciation (depreciation)							$(50,667)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund

At August 31, 2014, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

		Financing	Notional		Expiration	Unrealized	Unrealized
Counterparty	Underying Asset	Rate	Value[a]		Date	Appreciation	Depreciation
Fund Pays Total Return on Underlying Asset
JPHQ	iBoxx USD Liquid Leveraged Loans	LIBOR	3,990,000		9/20/14	$-	$(43,963)
JPHQ	iBoxx USD Liquid High Yield Index	LIBOR	4,750,000		12/20/14	-	(98,550)
JPHQ	iBoxx USD Liquid Leveraged Loans	LIBOR	300,000		12/20/14	202	-
DBFX	Drillsearch Energy Ltd.	LIBOR - 200 BPS	180,004		4/20/15	1,416	-
DBFX	Dominion Resources Inc.	LIBOR - 35 BPS	7,579		6/30/15	-	(212)
DBFX	Health Care REIT Inc.	LIBOR - 35 BPS	564,605		6/30/15	-	(19,662)
DBFX	NextEra Energy Inc.	LIBOR - 35 BPS	610,266		6/30/15	-	(17,055)
DBFX	Pegatron Corp.	LIBOR - 150 BPS	1,078,914		7/14/15	-	(54,975)
DBFX	Abengoa SA, B	EURIB - 100 BPS	513,944	EUR	7/15/15	-	(105,699)
DBFX	ISA Internationale Inc.	LIBOR - 75 BPS	29,166		7/15/15	89	-
DBFX	Richter Gedeon Nyrt	EURIB - 40 BPS	308,016	EUR	7/15/15	9,580	-
DBFX	Vedanta Resources PLC	LIBOR - 200 BPS	531,616		7/15/15	-	(3,254)
DBFX	Vedanta Resources PLC	LIBOR - 40 BPS	74,656		7/15/15	461	-
DBFX	Wereldhave NV	EURIB - 40 BPS	37,021	EUR	7/15/15	-	(2,535)
DBFX	ASM Pacific Technology Ltd.	HKDIB - 52 BPS	913,360	HKD	7/17/15	1,291	-
DBFX	Drillisch AG	EURIB - 40 BPS	670,009	EUR	7/17/15	-	(84,845)
DBFX	ENN Energy Holdings Ltd.	HKDIB - 48 BPS	6,101,592	HKD	7/17/15	23,882	-
DBFX	Fosun International Ltd.	HKDIB - 67 BPS	5,998,110	HKD	7/17/15	13,480	-
DBFX	LOTTE Himart Co. Ltd.	LIBOR - 150 BPS	117,694		7/17/15	-	(6,066)
DBFX	Pacific Basin Shipping Ltd.	HKDIB - 50 BPS	4,503,346	HKD	7/17/15	-	(55)
DBFX	Alcatel-Lucent	EURIB - 40 BPS	610,369	EUR	7/20/15	-	(84,609)
DBFX	Golden Ocean Group Ltd.	LIBOR - 175 BPS	143,422		7/20/15	11,636	-
DBFX	Hansteen Holdings PLC	EURIB - 40 BPS	766,216	EUR	7/20/15	-	(17,805)
DBFX	Nokia OYJ	EURIB - 40 BPS	1,608,373	EUR	7/20/15	-	(218,979)
DBFX	YTL E-Solutions BHD	LIBOR - 350 BPS	88,763		7/22/15	-	(799)
MSCO	AT&T Inc.	LIBOR - 35 BPS	233,472		10/14/15	3,526	-
MSCO	Comcast Corp., A	LIBOR - 35 BPS	673,620		10/14/15	-	(9,287)
MSCO	iShares Russell 2000 ETF	LIBOR - 85 BPS	2,119,901		10/14/15	-	(44,535)
MSCO	Reynolds American Inc.	LIBOR - 35 BPS	189,655		10/14/15	-	(6,171)
MSCO	Amadeus IT Holding SA	EONIA - 50 BPS	28,526	EUR	10/26/15	-	-
MSCO	iShares FTSE 100 UCITS ETF	SONIA - 57 BPS	45,467	GBP	10/26/15	-	(438)
MSCO	Lyxor UCITS ETF CAC 40 DR	EURIB - 142 BPS	154,121	EUR	10/26/15	-	-
MSCO	MSCI Pan Euro Index	EURIB - 45 BPS	3,098,455	EUR	12/30/15	-	(144,163)
MSCO	AMCE PLC	FEDEF - 35 BPS	150,722		1/27/16	-	(267)
MSCO	H7 Basket	FEDEF - 30 BPS	380,859		2/05/16	-	(79)
MSCO	TY Basket	EONIA - 55 BPS	291,231	EUR	8/08/16	-	(128)
MSCO	Kinder Morgan Inc.	FEDEF - 408 BPS	118,244		8/11/16	-	-

Fund Receives Total Return on Underlying Asset
MSCO	Foster Wheeler AG	FEDEF + 40 BPS	37,928		12/17/14	$-	$-
DBFX	Accuray Inc.	LIBOR + 70 BPS	106,760		12/26/14	3,803	-
DBFX	Albany Molecular Research Inc.	LIBOR + 70 BPS	220,958		12/26/14	99,892	-
DBFX	American Residential Properties Inc.	LIBOR + 70 BPS	103,585		12/26/14	5,372	-
DBFX	Ascent Capital Group Inc.	LIBOR + 70 BPS	106,183		12/26/14	-	(13,672)
DBFX	Bunge Ltd.	LIBOR + 70 BPS	73,500		12/26/14	4,073	-
DBFX	CBIZ Inc.	LIBOR + 70 BPS	333,750		12/26/14	-	(12,734)
DBFX	Colony Financial Inc.	LIBOR + 70 BPS	102,767		12/26/14	4,372	-
DBFX	Cubist Pharmaceuticals Inc.	LIBOR + 70 BPS	110,393		12/26/14	4,420	-
DBFX	Green Plains Inc.	LIBOR + 70 BPS	283,695		12/26/14	268,128	-
DBFX	NetSuite Inc.	LIBOR + 70 BPS	56,150		12/26/14	-	(4,025)
DBFX	Redwood Trust Inc.	LIBOR + 70 BPS	102,561		12/26/14	2,374	-
DBFX	Resource Capital Corp.	LIBOR + 70 BPS	100,212		12/26/14	1,726	-
DBFX	Web.com Group Inc.	LIBOR + 70 BPS	277,137		12/26/14	-	(50,151)
MSCO	American International Group Inc.	LIBOR + 50 BPS	131,979		1/26/15	9,684	-
MSCO	Amicus Therapeutics Inc.	LIBOR + 50 BPS	56,117		1/26/15	10,210	-

MSCO	Anadarko Petroleum Corp.	LIBOR + 50 BPS	34,895		1/26/15	2,504	-
MSCO	Baidu Inc., ADR	LIBOR + 50 BPS	271,310		1/26/15	72,461	-
MSCO	BioDelivery Sciences International Inc.	LIBOR + 50 BPS	87,169		1/26/15	12,216	-
MSCO	Catalent Inc.	LIBOR + 50 BPS	43,466		1/26/15	1,485	-
MSCO	Celgene Corp.	LIBOR + 50 BPS	48,844		1/26/15	4,917	-
MSCO	Cerner Corp.	LIBOR + 50 BPS	356,618		1/26/15	11,020	-
MSCO	DaVita HealthCare Partners Inc.	LIBOR + 50 BPS	286,021		1/26/15	17,878	-
MSCO	Diamond Foods Inc.	LIBOR + 50 BPS	34,639		1/26/15	-	(550)
MSCO	Discovery Communications Inc., A	LIBOR + 50 BPS	11,580		1/26/15	308	-
MSCO	Discovery Communications Inc., C	LIBOR + 50 BPS	11,089		1/26/15	595	-
MSCO	Dresser-Rand Group Inc.	LIBOR + 50 BPS	266,922		1/26/15	41,569	-
MSCO	Essent Group Ltd.	LIBOR + 50 BPS	30,952		1/26/15	1,411	-
MSCO	Facebook Inc.	LIBOR + 50 BPS	42,740		1/26/15	1,760	-
MSCO	Golar LNG Ltd.	LIBOR + 50 BPS	204,743		1/26/15	-	(10,577)
MSCO	Google Inc.	LIBOR + 50 BPS	362,506		1/26/15	743	-
MSCO	HCA Holdings Inc.	LIBOR + 50 BPS	262,708		1/26/15	80,273	-
MSCO	Hertz Global Holdings Inc.	LIBOR + 50 BPS	192,008		1/26/15	-	(9,417)
MSCO	Hess Corp.	LIBOR + 50 BPS	164,319		1/26/15	40,640	-
MSCO	InterMune Inc.	LIBOR + 50 BPS	15,818		1/26/15	6,730	-
MSCO	Liberty Global PLC, C	LIBOR + 50 BPS	264,569		1/26/15	7,136	-
MSCO	Life Time Fitness Inc.	LIBOR + 50 BPS	69,272		1/26/15	-	(2,889)
MSCO	Mohawk Industries Inc.	LIBOR + 50 BPS	89,958		1/26/15	271	-
MSCO	NorthStar Asset Management Group Inc.	LIBOR + 50 BPS	-		1/26/15	11,778	-
MSCO	NorthStar Realty Finance Corp.	LIBOR + 50 BPS	74,269		1/26/15	797	-
MSCO	Occidental Petroleum Corp.	LIBOR + 50 BPS	296,930		1/26/15	34,669	-
MSCO	Quest Diagnostics Inc.	LIBOR + 50 BPS	15,752		1/26/15	739	-
MSCO	Schlumberger Ltd.	LIBOR + 50 BPS	28,666		1/26/15	5,104	-
MSCO	SeaWorld Entertainment Inc.	LIBOR + 50 BPS	51,798		1/26/15	1,630	-
MSCO	Tempur Sealy International Inc.	LIBOR + 50 BPS	16,505		1/26/15	1,804	-
MSCO	The Williams Cos Inc.	LIBOR + 50 BPS	282,605		1/26/15	81,995	-
DBFX	Health Care REIT Inc.	LIBOR + 75 BPS	930,916		6/30/15	18,007	-
DBFX	NextEra Energy Inc.	LIBOR + 75 BPS	790,245		6/30/15	22,516	-
DBFX	Pegatron Corp.	LIBOR + 100 BPS	1,200,000		7/14/15	55,415	-
DBFX	Abengoa SA, B	EURIB + 75 BPS	764,601	EUR	7/15/15	97,097	-
DBFX	Drillsearch Financial Ltd.	LIBOR + 75 BPS	466,764		7/15/15	-	(2,503)
DBFX	Santa Isabel SA	LIBOR + 40 BPS	275,025		7/15/15	-	(666)
DBFX	Wereldhave NV	EURIB + 75 BPS	102,240	EUR	7/15/15	2,977	-
DBFX	ASM Pacific Technology Ltd.	HKDIB +100 BPS	2,159,462	HKD	7/17/15	-	(3,443)
DBFX	Drillisch AG	EURIB + 75 BPS	917,713	EUR	7/17/15	78,032	-
DBFX	Helical Bar Jersey Ltd.	GBPIB + 75 BPS	197,630	GBP	7/17/15	6,956	-
DBFX	Logo Star Ltd.	HKDIB +100 BPS	11,284,167	HKD	7/17/15	-	(33,442)
DBFX	Lotte Shopping Co Ltd.	LIBOR + 90 BPS	398,184		7/17/15	5,951	-
DBFX	Magyar Nemzeti Vagyonkezelo Zrt	EURIB + 75 BPS	1,578,544	EUR	7/17/15	-	(13,960)
DBFX	Nokia OYJ	EURIB + 75 BPS	1,715,424	EUR	7/17/15	212,366	-
DBFX	Xinao China Gas Investment Ltd.	LIBOR + 100 BPS	1,258,972		7/17/15	-	(35,086)
DBFX	Alcatel-Lucent	EURIB + 75 BPS	794,425	EUR	7/20/15	79,545	-
DBFX	Golden Ocean Group Ltd.	LIBOR + 75 BPS	381,356		7/20/15	-	(4,942)
DBFX	PB Issuer No. 3 Ltd.	LIBOR + 75 BPS	1,197,958		7/20/15	-	(3,511)
DBFX	YTL Land & Development Bhd	LIBOR + 100 BPS	213,985		7/22/15	2,120	-
DBFX	Hansteen Jersey Securities Ltd.	EURIB + 75 BPS	1,197,438	EUR	7/30/15	18,827	-
MSCO	AstraZeneca PLC	LIBOR + 40 BPS	167,266	GBP	10/14/15	15,197	-
MSCO	Banca Monte dei Paschi di Siena SpA	EURIB - 40 BPS	312,148	EUR	10/14/15	-	(98,035)
MSCO	MAN SE	EONIA + 65 BPS	765,320	EUR	10/14/15	-	-
MSCO	Rhoen Klinikum AG	EONIA + 65 BPS	284,268	EUR	10/14/15	-	-
MSCO	Shire PLC, ADR	LIBOR + 40 BPS	343,392	GBP	10/14/15	63,490	-
MSCO	Smith & Nephew PLC	LIBOR + 40 BPS	788,634	GBP	10/14/15	-	(11,784)
MSCO	Aozora Bank Ltd.	LIBOR + 50 BPS	21,487,592	JPY	10/15/15	41,098	-
MSCO	Sony Financial Holdings Inc.	LIBOR + 50 BPS	2,971,469	JPY	10/15/15	-	(1,344)
MSCO	Alcatel-Lucent	EONIA + 65 BPS	380,732	EUR	10/26/15	-	-
MSCO	Alstom SA	EONIA + 65 BPS	459,754	EUR	10/26/15	-	-
MSCO	Dixons Carphone PLC	SONIA + 65 BPS	164,413	GBP	10/26/15	-	(13)
MSCO	Fomento de Construcciones y Contratas SA	EONIA + 65 BPS	32,274	EUR	10/26/15	-	-
MSCO	Imperial Tobacco Group PLC	SONIA + 65 BPS	104,660	GBP	10/26/15	-	-
MSCO	Inmarsat PLC	SONIA + 65 BPS	520,044	GBP	10/26/15	2	-
MSCO	OPAP SA	EONIA + 30 BPS	103,768	EUR	10/26/15	-	-
MSCO	Shire PLC, ADR	SONIA + 65 BPS	709,404	GBP	10/26/15	-	-
MSCO	Smith & Nephew PLC	SONIA + 65 BPS	40,979	GBP	10/26/15	-	-
MSCO	Vivendi SA	EONIA + 65 BPS	1,676,260	EUR	10/26/15	-	-
MSCO	Ryanair Holdings PLC	EURIB + 50 BPS	546,809	EUR	11/02/15	36,640	-

MSCO	Australand Property Group	RBACR + 55 BPS	176,623	AUD	11/30/15	-	-
MSCO	Envestra Ltd.	RBACR + 55 BPS	241,180	AUD	11/30/15	-	-
MSCO	GrainCorp. Ltd.	RBACR + 55 BPS	28,186	AUD	11/30/15	-	-
MSCO	CareTrust REIT Inc.	FEDEF + 40 BPS	34,660		12/17/15	-	-
MSCO	Crown Media Holdings Inc., A	FEDEF + 40 BPS	259,521		12/17/15	-	-
MSCO	Kinder Morgan Energy Partners LP	FEDEF + 100 BPS	129,053		12/17/15	-	-
MSCO	Lamar Advertising Co.	FEDEF + 40 BPS	135,031		12/17/15	-	-
MSCO	Linn Co. LLC	FEDEF + 100 BPS	391,773		12/17/15	-	-
MSCO	Spirit Realty Capital Inc.	FEDEF + 40 BPS	27,836		12/17/15	-	-
MSCO	Starwood Hotels & Resorts Worldwide Inc.	FEDEF + 40 BPS	1,067,402		12/17/15	-	-
MSCO	DIRECTV	LIBOR + 35 BPS	434,180		7/29/16	2,239	-
MSCO	Lorillard Inc.	LIBOR + 35 BPS	699,082		7/29/16	-	(4,831)
MSCO	Time Warner Cable Inc.	LIBOR + 35 BPS	640,453		7/29/16	4,719	-

Unrealized appreciation (depreciation)						1,685,244	(1,281,706)
Net unrealized appreciation (depreciation)						$403,538

[a] In U.S. dollars unless otherwise indicated.

ABBREVIATIONS

Counterparty/Exchange

BANT -	Bank of America N.A.
BNYM -	The Bank of New York Mellon
BZWS -	Barclays Bank PLC
CITI -	Citigroup, Inc.
CME -	Chicago Mercantile Exchange
CSFB -	Credit Suisse First Boston
DBFX -	Deutsche Bank AG
ICE -	Intercontinental Exchange, Inc.
JPHQ -	JP Morgan Chase & Co.
MLCO -	Merrill Lynch & Co., Inc.
MSCO -	Morgan Stanley & Co., Inc.

Currency

AUD -	Australian Dollar
BRL -	Brazilian Real
CAD -	Canadian Dollar
COP -	Colombian Peso
EUR -	Euro
GBP -	British Pound
HKD -	Hong Kong Dollar
JPY -	Japanese Yen
MXN -	Mexican Peso
USD -	United States Dollar

Selected Portfolio

ABS -	Asset Backed Security
ADR -	American Depositary Receipt
ARM -	Adjustable Rate Mortgage
CMO -	Collateralized Mortgage Obligation
ETF -	Exchange Traded Fund
FDIC -	Federal Deposit Insurance Corp.
FRN -	Floating Rate Note
IO -	Interest Only
PIK -	Payment In-Kind
REIT -	Real Estate Investment Trust
SPDR -	Standard & Poor’s Depositary Receipt

Franklin Alternative Strategies Funds

Notes to Consolidated Statement of Investments (unaudited)

Franklin K2 Alternative Strategies Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Franklin K2 Alternative Strategies Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of

Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market

(“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price and credit risk of an underlying instrument. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. The underlying instrument can be a stock or bond, a basket of stocks or bonds, a stock index, or credit index. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate, and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At August 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$396,301,616
Unrealized appreciation	$20,335,679
Unrealized depreciation	(5,186,781)
Net unrealized appreciation (depreciation)	$15,148,898

5. INVESTMENT IN K2 HOLDINGS INVESTMENT CORP. (K2 SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2014, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At August 31, 2014, the net assets of the K2 Subsidiary were $35,194,041, representing 7.69% of the Fund's consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:
Common Stocks and Other Equity
Interests[a]	$213,422,535	$-	$	-[b]	$213,422,535
Exchange Traded Funds	437,015	-		-	437,015
Convertible Preferred Stocks	6,647,815	4,203,984		-	10,851,799
Preferred Stocks	1,893,142	106,093		-	1,999,235
Convertible Bonds	-	51,355,539		-	51,355,539
Convertible Notes in Reorganization	-	22,500		-	22,500
Corporate Bonds and Notes	-	56,337,419		-	56,337,419
Senior Floating Rate Interests	-	3,748,106		-	3,748,106
Foreign Government and Agency
Securities	-	2,372,543		-	2,372,543
Asset-Backed Securities and Commercial	-	5,587,328		-	5,587,328
Mortgage-Backed Securities
Municipal Bonds	-	43,652		-	43,652
Municipal Bonds in Reorganization	-	54,038		-	54,038
Options Purchased	884,888	16,382		-	901,270
Short Term Investments	32,367,973	31,949,562		-	64,317,535
Total Investments in Securities	$255,653,368	$155,797,146		$-	$411,450,514
Other Financial Instruments
Futures Contracts	$1,635,068	$-		$-	$1,635,068
Forward Exchange Contracts	-	1,528,199		-	1,528,199
Swap Contracts	-	1,688,268		-	1,688,268
Unfunded Loan Commitments	-	2,932		-	2,932
Total Other Financial Instruments	$1,635,068	$3,219,399		$-	$4,854,467
Liabilities:
Other Financial Instruments
Options Written	$89,902	$-		$-	$89,902
Securities Sold Short[a]	108,973,096	5,638,547		-	114,611,643
Futures Contracts	643,572	-		-	643,572
Forward Exchange Contracts	-	997,209		-	997,209
Swap Contracts	-	1,335,397		-	1,335,397
Total Other Financial Instruments	$109,706,570	$7,971,153		$-	$117,677,723

a For detailed categories, see the accompanying Consolidated Statement of Investments. b Includes securities determined to have no value at August 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited)

Franklin Pelagos Commodities Strategy Fund	Principal Amount	Value
U.S. Government and Agency Securities 43.4%
FFCB, 0.68%, 9/26/16	$18,000,000	$18,006,084
U.S. Treasury Notes, 0.25%, 2/29/16	11,000,000	10,992,905
Total U.S. Government and Agency Securities (Cost $28,988,002)		28,998,989
Short Term Investments 54.8%
U.S. Government and Agency Securities 53.9%
[a,b] FHLB, 9/02/14	815,000	815,000
[b] U.S. Treasury Bills,
[a] 10/16/14	7,000,000	6,999,874
[a,c] 6/25/15	7,000,000	6,997,263
7/23/15	21,300,000	21,273,080
Total U.S. Government and Agency Securities (Cost $36,090,398)		36,085,217
	Shares
Money Market Funds (Cost $579,345) 0.9%
[d,e] Institutional Fiduciary Trust Money Market Portfolio	579,345	579,345
Total Investments (Cost $65,657,745) 98.2%		65,663,551
[f] Other Assets, less Liabilities 1.8%		1,208,320
Net Assets 100.0%		$66,871,871

a A portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
b The security is traded on a discount basis with no stated coupon rate.
c Security or a portion of the security has been pledged as collateral for open futures contracts. At August 31, 2014, the value of this security and/or cash pledged as collateral was $1,664,316, representing 2.49% of net assets.
d Non-income producing.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
f Includes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

At August 31, 2014, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts[a]
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts
Hard Red Winter Wheat	Long	78	$2,506,725	12/12/14	$26,573	$-
Lean Hogs	Long	20	736,000	12/12/14	11,544	-
Natural Gas	Long	97	3,992,520	10/29/14	50,095	-
Silver	Long	22	2,144,120	12/29/14	3,177	-
Sugar #11	Long	65	1,127,672	9/30/14	-	(6,762)
Zinc	Long	19	1,117,794	9/15/14	76,067	-
Zinc	Long	20	1,180,000	11/17/14	1,945	-
Total			$12,804,831		169,401	(6,762)
Net unrealized appreciation (depreciation)					$162,639

[a]A portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, August 31, 2014 (unaudited) (continued)

At August 31, 2014, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 3.

Commodity-Linked Total Return Sw ap Contracts a

					Fund	Notional Expiration		Unrealized	Unrealized
Counterparty Fund Receives					Pays	Value	Date	Appreciation	Depreciation
MSCS	Return of the FP Custom Commodity Index[b]				0.22%	$17,307,971	9/30/14	$107,971	$ -
MSCS	Return of the Morgan Stanley High Diversity Index w ith Agriculture 3 Month Forw ard				0.20%	35,857,747	9/30/14	157,747	-
Total						$53,165,718		265,718	-
Net unrealized appreciation (depreciation)								$265,718

[a]A portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
[b]The following table provides additional detail for the custom swap:

		Notional	Unrealized	Unrealized
Description		Value Appreciation		Depreciation
Bloomberg Commodity Gold Subindex		$2,803,891	$17,491	$-
Bloomberg Commodity Kansas Wheat Subindex		3,444,286	21,486	-
Bloomberg Commodity Lean Hogs Subindex		969,246	6,046	-
Bloomberg Commodity Natural Gas Subindex		5,365,471	33,471	-
Bloomberg Commodity Sugar Subindex		1,540,410	9,610	-
Bloomberg Commodity Zinc Subindex		3,184,667	19,867	-
Total		$17,307,971	$107,971	$-

ABBREVIATIONS

Counterparty

MSCS	- Morgan Stanley Capital Services, LLC

Selected Portfolio

FFCB	- Federal Farm Credit Bank
FHLB	- Federal Home Loan Bank

Franklin Alternative Strategies Funds

Notes to Consolidated Statement of Investments (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument or index. A commodity-linked total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

4. INCOME TAXES

At August 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$65,652,086

Unrealized appreciation	$18,615
Unrealized depreciation	(7,150)
Net unrealized appreciation (depreciation)	$11,465

5. INVESTMENT IN FPC HOLDINGS CORP. (FP SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2014, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At August 31, 2014, the net assets of the FP Subsidiary were $15,798,020, representing 23.62% of the Fund's consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$28,998,989	$-	$28,998,989
Short Term Investments	35,849,562	815,000	-	36,664,562
Total Investments in Securities	$35,849,562	$29,813,989	$-	$65,663,551
Other Financial Instruments
Futures Contracts	$169,401	$-	$-	$169,401
Sw ap Contracts	-	265,718	-	265,718
Total Other Financial Instruments	$169,401	$265,718	$-	$435,119
Liabilities:
Other Financial Instruments
Futures Contracts	$6,762	$-	$-	$6,762

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  October 24, 2014

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date  October 24, 2014